UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard Strategic Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
Strategic Equity Fund	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,150.20	$0.91
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.08	0.86
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Strategic Equity Fund
Fund Allocation
As of March 31, 2023
Communication Services	3.9%
Consumer Discretionary	12.2
Consumer Staples	4.2
Energy	4.4
Financials	13.7
Health Care	12.0
Industrials	16.2
Information Technology	14.8
Materials	5.7
Real Estate	7.4
Utilities	5.5
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Strategic Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (3.9%)
*	Live Nation Entertainment Inc.	619,886	43,392
	Iridium Communications Inc.	513,004	31,770
*	Yelp Inc. Class A	927,674	28,480
	New York Times Co. Class A	612,870	23,828
*	Match Group Inc.	524,408	20,132
	News Corp. Class B	722,116	12,586
*	Pinterest Inc. Class A	442,378	12,064
	Madison Square Garden Sports Corp.	61,686	12,019
	Omnicom Group Inc.	104,477	9,856
*	TripAdvisor Inc.	470,103	9,336
	Cable One Inc.	13,200	9,266
	Cogent Communications Holdings Inc.	138,803	8,845
	Interpublic Group of Cos. Inc.	222,258	8,277
	Shutterstock Inc.	95,151	6,908
*	ZipRecruiter Inc. Class A	264,455	4,215
*	PubMatic Inc. Class A	295,486	4,084
*,1	AMC Entertainment Holdings Inc. Class A	780,214	3,909
*	Altice USA Inc. Class A	1,094,730	3,744
	News Corp. Class A	213,779	3,692
*	Playtika Holding Corp.	293,491	3,305
	Sinclair Broadcast Group Inc. Class A	157,702	2,706
	Lumen Technologies Inc.	804,011	2,131
*	fuboTV Inc.	1,714,800	2,075
	Fox Corp. Class B	53,838	1,686
*	Cinemark Holdings Inc.	105,415	1,559
	Warner Music Group Corp. Class A	46,066	1,537
*	ZoomInfo Technologies Inc. Class A	53,257	1,316
*	Liberty Media Corp.- Liberty SiriusXM Class C	36,649	1,026
			273,744
Consumer Discretionary (12.1%)
	Genuine Parts Co.	337,116	56,403
*	Ulta Beauty Inc.	77,832	42,471
	Boyd Gaming Corp.	616,528	39,532
*	AutoNation Inc.	288,657	38,784
*	NVR Inc.	6,100	33,990
*	Expedia Group Inc.	342,568	33,239
		Shares	Market Value• ($000)
	LKQ Corp.	579,257	32,879
	Tapestry Inc.	761,653	32,835
*	Skyline Champion Corp.	420,089	31,603
*	Capri Holdings Ltd.	580,513	27,284
	Travel & Leisure Co.	628,742	24,647
	Toll Brothers Inc.	408,774	24,539
*	Tri Pointe Homes Inc.	887,192	22,464
	Buckle Inc.	503,737	17,978
	Brunswick Corp.	216,597	17,761
	Winnebago Industries Inc.	287,149	16,568
*	Cavco Industries Inc.	52,018	16,528
*	SeaWorld Entertainment Inc.	262,055	16,067
	Harley-Davidson Inc.	404,130	15,345
	Bath & Body Works Inc.	391,982	14,339
	Wendy's Co.	588,370	12,815
	Macy's Inc.	680,819	11,907
*	Hyatt Hotels Corp. Class A	104,175	11,646
	Murphy USA Inc.	44,637	11,519
	Tractor Supply Co.	45,976	10,806
*	Taylor Morrison Home Corp. Class A	274,196	10,491
*	Caesars Entertainment Inc.	211,247	10,311
*	Stride Inc.	262,431	10,300
	PVH Corp.	93,914	8,373
	Texas Roadhouse Inc. Class A	74,409	8,041
*	Shake Shack Inc. Class A	142,818	7,925
	Red Rock Resorts Inc. Class A	174,483	7,777
	Signet Jewelers Ltd.	98,283	7,644
*	Under Armour Inc. Class C	893,495	7,621
*,1	Chewy Inc. Class A	190,636	7,126
*	Goodyear Tire & Rubber Co.	636,567	7,015
	Meritage Homes Corp.	58,954	6,883
	Academy Sports & Outdoors Inc.	105,360	6,875
	Dine Brands Global Inc.	98,320	6,650
	Marriott Vacations Worldwide Corp.	47,296	6,378
	ADT Inc.	857,702	6,201
*	Chegg Inc.	372,448	6,071
	Steven Madden Ltd.	167,382	6,026
*	Etsy Inc.	53,678	5,976
	MGM Resorts International	119,743	5,319
*	Abercrombie & Fitch Co. Class A	191,138	5,304
*	Grand Canyon Education Inc.	44,337	5,050
4

Strategic Equity Fund
		Shares	Market Value• ($000)
	Patrick Industries Inc.	72,229	4,970
*	Hilton Grand Vacations Inc.	103,910	4,617
	Williams-Sonoma Inc.	37,132	4,517
*	WW International Inc.	1,083,540	4,464
*	Everi Holdings Inc.	259,747	4,455
*	American Axle & Manufacturing Holdings Inc.	550,818	4,302
*	Penn Entertainment Inc.	144,743	4,293
	Columbia Sportswear Co.	46,183	4,168
	Qurate Retail Inc. Series A	3,889,336	3,842
	Service Corp. International	54,234	3,730
	PulteGroup Inc.	60,839	3,546
*,1	Stitch Fix Inc. Class A	663,101	3,388
*,1	Luminar Technologies Inc. Class A	467,746	3,036
*	Deckers Outdoor Corp.	6,343	2,851
	Jack in the Box Inc.	28,238	2,473
*	Visteon Corp.	15,643	2,453
*	Six Flags Entertainment Corp.	88,971	2,376
	Group 1 Automotive Inc.	10,042	2,274
*	Dave & Buster's Entertainment Inc.	56,705	2,086
	Hibbett Inc.	32,602	1,923
	Century Communities Inc.	29,065	1,858
*	Fox Factory Holding Corp.	14,826	1,799
*	MarineMax Inc.	61,798	1,777
	Aaron's Co. Inc.	166,515	1,609
*	XPEL Inc.	23,631	1,606
	Oxford Industries Inc.	14,790	1,562
*	Brinker International Inc.	38,651	1,469
	Vail Resorts Inc.	6,009	1,404
	Wyndham Hotels & Resorts Inc.	18,073	1,226
			857,380
Consumer Staples (4.2%)
	Cal-Maine Foods Inc.	502,459	30,595
	Lamb Weston Holdings Inc.	261,777	27,361
	Ingles Markets Inc. Class A	233,625	20,723
*	elf Beauty Inc.	243,887	20,084
	J M Smucker Co.	123,000	19,357
	Flowers Foods Inc.	547,163	14,998
	Coca-Cola Consolidated Inc.	27,004	14,449
	Ingredion Inc.	138,389	14,078
	Conagra Brands Inc.	368,677	13,848
*	Pilgrim's Pride Corp.	575,645	13,343
*	Coty Inc. Class A	1,072,093	12,929
*	Darling Ingredients Inc.	220,890	12,900
	Campbell Soup Co.	204,239	11,229
*	Herbalife Nutrition Ltd.	650,804	10,478
	Medifast Inc.	90,978	9,432
	Church & Dwight Co. Inc.	99,678	8,813
*	Hostess Brands Inc. Class A	325,526	8,099
*	Dollar Tree Inc.	53,133	7,627
*	USANA Health Sciences Inc.	72,128	4,537
	Casey's General Stores Inc.	20,391	4,414
*	Sprouts Farmers Market Inc.	89,223	3,125
	Vector Group Ltd.	247,366	2,971
*	Performance Food Group Co.	45,639	2,754
*	Hain Celestial Group Inc.	153,304	2,629
*	Beauty Health Co.	190,924	2,411
		Shares	Market Value• ($000)
	Energizer Holdings Inc.	53,990	1,873
*	United Natural Foods Inc.	42,074	1,109
			296,166
Energy (4.4%)
	Halliburton Co.	1,364,990	43,188
	APA Corp.	666,673	24,040
	Plains GP Holdings LP Class A	1,591,070	20,875
	Liberty Energy Inc. Class A	1,573,332	20,154
	SM Energy Co.	700,728	19,733
	Marathon Oil Corp.	822,473	19,707
	PDC Energy Inc.	286,585	18,393
*	Southwestern Energy Co.	2,608,008	13,040
*	Weatherford International plc	219,186	13,009
*	Par Pacific Holdings Inc.	406,363	11,866
	Helmerich & Payne Inc.	323,108	11,551
*	Nabors Industries Ltd. (XNYS)	94,656	11,540
	Range Resources Corp.	390,142	10,327
	Diamondback Energy Inc.	70,760	9,565
	Ovintiv Inc. (XNYS)	263,278	9,499
	Delek US Holdings Inc.	364,222	8,359
*	Talos Energy Inc.	438,534	6,508
*	W&T Offshore Inc.	1,116,613	5,672
*	Kosmos Energy Ltd.	757,987	5,639
	Murphy Oil Corp.	136,424	5,045
*	US Silica Holdings Inc.	248,236	2,964
*	NexTier Oilfield Solutions Inc.	367,976	2,925
	Patterson-UTI Energy Inc.	244,087	2,856
*	Gulfport Energy Corp.	32,692	2,615
*	Oceaneering International Inc.	114,680	2,022
*	Denbury Inc.	22,609	1,981
*	ProPetro Holding Corp.	248,363	1,786
	Equitrans Midstream Corp.	261,770	1,513
*	Callon Petroleum Co.	35,711	1,194
			307,566
Financials (13.7%)
	W R Berkley Corp.	712,926	44,387
	Radian Group Inc.	1,922,984	42,498
	LPL Financial Holdings Inc.	196,265	39,724
	MGIC Investment Corp.	2,888,468	38,763
	Equitable Holdings Inc.	1,483,433	37,664
	Essent Group Ltd.	785,379	31,454
	Hartford Financial Services Group Inc.	450,494	31,395
	CNO Financial Group Inc.	1,266,498	28,104
	Affiliated Managers Group Inc.	178,125	25,369
	Stifel Financial Corp.	425,657	25,152
	American Financial Group Inc.	201,567	24,490
	Evercore Inc. Class A	190,093	21,933
	Fidelity National Financial Inc.	609,597	21,293
	Cboe Global Markets Inc.	150,584	20,214
	Popular Inc.	347,667	19,960
	FNB Corp.	1,706,735	19,798
	Synovus Financial Corp.	630,189	19,429
	SouthState Corp.	269,992	19,240
	Comerica Inc.	442,193	19,200
	Zions Bancorp NA	636,841	19,061
	Loews Corp.	328,295	19,048
	SLM Corp.	1,478,870	18,323
	Primerica Inc.	102,585	17,669

5

Strategic Equity Fund
		Shares	Market Value• ($000)
	Tradeweb Markets Inc. Class A	222,884	17,612
	Carlyle Group Inc.	566,903	17,608
	First BanCorp. (XNYS)	1,409,763	16,099
	Regions Financial Corp.	841,751	15,623
	Fifth Third Bancorp	554,513	14,772
	Hancock Whitney Corp.	402,753	14,660
	International Bancshares Corp.	310,505	13,296
	Columbia Banking System Inc.	607,341	13,009
	Old National Bancorp	901,422	12,998
	Synchrony Financial	445,334	12,950
	Everest Re Group Ltd.	35,717	12,787
	Unum Group	316,078	12,504
*	Robinhood Markets Inc. Class A	1,164,424	11,307
	Wintrust Financial Corp.	147,161	10,735
	Hanover Insurance Group Inc.	74,595	9,585
	Virtu Financial Inc. Class A	500,707	9,463
*	LendingClub Corp.	1,298,055	9,359
	Axis Capital Holdings Ltd.	164,442	8,965
	Lincoln National Corp.	392,947	8,830
	Voya Financial Inc.	118,640	8,478
	Western Alliance Bancorp	221,663	7,878
	PacWest Bancorp	754,214	7,338
	UMB Financial Corp.	126,690	7,313
	Jackson Financial Inc. Class A	186,735	6,986
	Webster Financial Corp.	176,918	6,974
	Associated Banc-Corp.	339,979	6,113
*	Brighthouse Financial Inc.	136,173	6,007
	Reinsurance Group of America Inc.	44,642	5,927
	Navient Corp.	355,612	5,686
	Citizens Financial Group Inc.	171,860	5,219
	American Equity Investment Life Holding Co.	122,022	4,453
	Nasdaq Inc.	80,352	4,393
*	AvidXchange Holdings Inc.	541,434	4,223
	Brightsphere Investment Group Inc.	173,942	4,102
*	Cannae Holdings Inc.	149,397	3,015
	OFG Bancorp	118,348	2,952
*	Green Dot Corp. Class A	159,930	2,748
	East West Bancorp Inc.	49,166	2,729
*	Customers Bancorp Inc.	98,880	1,831
	Glacier Bancorp Inc.	39,298	1,651
	Simmons First National Corp. Class A	93,570	1,637
*	Payoneer Global Inc.	250,444	1,573
	Fulton Financial Corp.	107,959	1,492
	First Hawaiian Inc.	69,187	1,427
	Bank OZK	39,547	1,353
	S&T Bancorp Inc.	41,921	1,318
	First Interstate BancSystem Inc. Class A	42,553	1,271
	Assured Guaranty Ltd.	23,873	1,200
	WSFS Financial Corp.	27,289	1,026
	Eagle Bancorp Inc.	28,582	957
			965,600
		Shares	Market Value• ($000)
Health Care (11.9%)
	AmerisourceBergen Corp. Class A	302,801	48,481
	Chemed Corp.	86,238	46,374
*	Alkermes plc	1,443,943	40,705
*	Tenet Healthcare Corp.	567,077	33,696
	Bruker Corp.	408,280	32,189
	West Pharmaceutical Services Inc.	78,077	27,051
*	IQVIA Holdings Inc.	135,568	26,963
*	Mettler-Toledo International Inc.	17,308	26,485
*	Medpace Holdings Inc.	136,773	25,720
*	Inspire Medical Systems Inc.	105,074	24,595
*	Teladoc Health Inc.	919,900	23,825
*	AMN Healthcare Services Inc.	284,640	23,614
*	Lantheus Holdings Inc.	264,064	21,801
*	Incyte Corp.	282,190	20,394
*	ACADIA Pharmaceuticals Inc.	1,002,558	18,868
*	Exact Sciences Corp.	254,361	17,248
*	Merit Medical Systems Inc.	207,716	15,361
	Laboratory Corp. of America Holdings	64,951	14,901
*	Veradigm Inc.	1,128,385	14,725
*	Intercept Pharmaceuticals Inc.	1,077,887	14,476
*	Deciphera Pharmaceuticals Inc.	853,101	13,180
*	PTC Therapeutics Inc.	257,348	12,466
*	Veeva Systems Inc. Class A	67,203	12,351
*	Integra LifeSciences Holdings Corp.	214,105	12,292
*	Shockwave Medical Inc.	55,600	12,056
*	Haemonetics Corp.	130,362	10,787
*	Nevro Corp.	296,669	10,725
*	STAAR Surgical Co.	164,025	10,489
*	Ultragenyx Pharmaceutical Inc.	253,234	10,155
*	Exelixis Inc.	494,737	9,603
*,1	Novavax Inc.	1,329,273	9,212
*	Ionis Pharmaceuticals Inc.	257,725	9,211
*	ImmunoGen Inc.	2,320,321	8,910
*	Bridgebio Pharma Inc.	533,636	8,848
*	Evolent Health Inc. Class A	265,676	8,621
	Universal Health Services Inc. Class B	62,728	7,973
*	GoodRx Holdings Inc. Class A	1,270,389	7,940
*	Jazz Pharmaceuticals plc	51,237	7,497
*	Neurocrine Biosciences Inc.	70,001	7,085
*	Avantor Inc.	291,815	6,169
*	Agenus Inc.	4,057,529	6,167
	Cooper Cos. Inc.	16,267	6,073
*	Enanta Pharmaceuticals Inc.	141,360	5,717
*	Axonics Inc.	103,455	5,644
*	Health Catalyst Inc.	437,940	5,111
*	Mirati Therapeutics Inc.	133,847	4,976
*	Natera Inc.	87,410	4,853
	Cardinal Health Inc.	60,586	4,574
*	TG Therapeutics Inc.	299,391	4,503
*	Pediatrix Medical Group Inc.	281,121	4,192
*	Option Care Health Inc.	118,595	3,768

6

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Charles River Laboratories International Inc.	18,145	3,662
*	Myriad Genetics Inc.	145,320	3,376
*	MacroGenics Inc.	438,261	3,142
*	Fate Therapeutics Inc.	527,058	3,004
*	iRhythm Technologies Inc.	23,465	2,910
*	LivaNova plc	66,502	2,898
*	Protagonist Therapeutics Inc.	124,574	2,865
*	Travere Thrapeutics Inc.	125,581	2,824
*	2seventy bio Inc.	271,346	2,768
*	BioCryst Pharmaceuticals Inc.	308,846	2,576
*	Inovio Pharmaceuticals Inc.	3,001,740	2,461
*	Editas Medicine Inc. Class A	321,404	2,330
*	Arrowhead Pharmaceuticals Inc.	89,007	2,261
*	Amedisys Inc.	30,218	2,223
*	Emergent BioSolutions Inc.	208,756	2,163
*	Prestige Consumer Healthcare Inc.	30,585	1,916
*	Community Health Systems Inc.	375,750	1,841
*	Twist Bioscience Corp.	118,830	1,792
*	Rigel Pharmaceuticals Inc.	1,318,144	1,740
*	10X Genomics Inc. Class A	30,788	1,718
*	Puma Biotechnology Inc.	540,434	1,670
*	Silk Road Medical Inc.	41,137	1,610
*	CorVel Corp.	8,398	1,598
*	Veracyte Inc.	71,405	1,592
*	Vir Biotechnology Inc.	68,065	1,584
*	DaVita Inc.	17,739	1,439
*	FibroGen Inc.	76,732	1,432
*,1	Tilray Brands Inc.	532,420	1,347
*	Morphic Holding Inc.	35,517	1,337
*	Joint Corp.	66,951	1,127
*	Seres Therapeutics Inc.	195,204	1,107
*	Nektar Therapeutics Class A	1,517,103	1,066
*	iTeos Therapeutics Inc.	76,718	1,044
*	Atea Pharmaceuticals Inc.	278,408	933
*,1	Heron Therapeutics Inc.	609,042	920
*	Sangamo Therapeutics Inc.	467,930	824
*	Syneos Health Inc.	20,407	727
			840,447
Industrials (16.1%)
	United Rentals Inc.	152,200	60,235
	Owens Corning	526,431	50,432
*	Atkore Inc.	336,067	47,211
	WW Grainger Inc.	68,430	47,135
	Allison Transmission Holdings Inc.	1,000,705	45,272
*	United Airlines Holdings Inc.	1,022,107	45,228
	Textron Inc.	615,886	43,500
	AGCO Corp.	276,509	37,384
	IDEX Corp.	138,685	32,040
*	American Airlines Group Inc.	2,151,323	31,732
	Robert Half International Inc.	377,509	30,416
	Wabash National Corp.	1,183,418	29,100
*	CACI International Inc. Class A	97,698	28,946
	EMCOR Group Inc.	175,440	28,525
	Terex Corp.	586,907	28,395
		Shares	Market Value• ($000)
*	Clean Harbors Inc.	197,842	28,204
	ManpowerGroup Inc.	337,189	27,828
	Ryder System Inc.	304,523	27,176
	Rush Enterprises Inc. Class A	473,491	25,853
	Triton International Ltd.	403,275	25,495
	Acuity Brands Inc.	138,773	25,358
	Tetra Tech Inc.	154,686	22,725
	Korn Ferry	424,134	21,945
	Applied Industrial Technologies Inc.	146,818	20,867
	UFP Industries Inc.	258,720	20,560
	CSG Systems International Inc.	356,142	19,125
	Encore Wire Corp.	87,539	16,224
	nVent Electric plc	348,480	14,964
	Boise Cascade Co.	218,906	13,846
*	Builders FirstSource Inc.	142,342	12,637
	Valmont Industries Inc.	36,644	11,700
*	WillScot Mobile Mini Holdings Corp.	236,856	11,104
	GrafTech International Ltd.	2,260,608	10,987
*	Copart Inc.	144,443	10,864
	Dover Corp.	68,806	10,454
	Watts Water Technologies Inc. Class A	53,637	9,028
	Matson Inc.	149,694	8,932
	Donaldson Co. Inc.	125,464	8,198
*	GMS Inc.	140,848	8,154
	AECOM	94,074	7,932
*	ASGN Inc.	90,919	7,516
	Esab Corp.	124,131	7,332
*	ExlService Holdings Inc.	43,319	7,010
	MDU Resources Group Inc.	219,493	6,690
*	TrueBlue Inc.	360,610	6,419
	Lincoln Electric Holdings Inc.	36,550	6,181
	Brink's Co.	83,670	5,589
	Howmet Aerospace Inc.	129,815	5,500
	Primoris Services Corp.	223,004	5,499
	Herc Holdings Inc.	46,251	5,268
	Ennis Inc.	238,646	5,033
*	TriNet Group Inc.	60,580	4,883
*	Avis Budget Group Inc.	23,437	4,565
	EnerSys	49,744	4,322
*	MYR Group Inc.	33,729	4,250
	Insperity Inc.	29,357	3,568
*	Hub Group Inc. Class A	39,154	3,287
*	Kirby Corp.	46,622	3,250
	Curtiss-Wright Corp.	18,132	3,196
*	SkyWest Inc.	138,356	3,067
	Carlisle Cos. Inc.	13,485	3,049
	Air Lease Corp. Class A	75,470	2,971
	Huntington Ingalls Industries Inc.	13,420	2,778
	Science Applications International Corp.	25,462	2,736
	MSA Safety Inc.	18,968	2,532
	WESCO International Inc.	15,829	2,446
	Trinity Industries Inc.	77,581	1,890
	Genco Shipping & Trading Ltd.	117,466	1,839
*	Upwork Inc.	162,181	1,836
*	RXO Inc.	86,488	1,699
*	Alaska Air Group Inc.	40,151	1,685
*	Sunrun Inc.	83,191	1,676
	BWX Technologies Inc.	25,058	1,580

7

Strategic Equity Fund
		Shares	Market Value• ($000)
	ArcBest Corp.	15,111	1,397
*	Masterbrand Inc.	114,190	918
			1,139,168
Information Technology (14.7%)
	CDW Corp.	273,725	53,346
*	Cirrus Logic Inc.	434,110	47,483
*	Splunk Inc.	476,095	45,648
*	Arrow Electronics Inc.	362,130	45,219
	Jabil Inc.	488,663	43,080
*	Manhattan Associates Inc.	277,219	42,927
*	Nutanix Inc. Class A	1,641,976	42,675
*	Flex Ltd.	1,607,301	36,984
*	Cadence Design Systems Inc.	147,319	30,950
*	DocuSign Inc. Class A	513,182	29,918
	Amkor Technology Inc.	1,114,227	28,992
*	Axcelis Technologies Inc.	199,997	26,650
*	Gartner Inc.	80,814	26,327
*	RingCentral Inc. Class A	798,137	24,479
*	CommScope Holding Co. Inc.	3,687,351	23,488
	NetApp Inc.	349,957	22,345
	Avnet Inc.	422,945	19,117
*	Dropbox Inc. Class A	882,704	19,084
*	Kyndryl Holdings Inc.	1,286,652	18,991
*	Everbridge Inc.	522,139	18,103
*	Fortinet Inc.	270,959	18,008
*	Extreme Networks Inc.	864,611	16,531
*	MaxLinear Inc.	432,184	15,217
*	Impinj Inc.	110,506	14,976
*	Pure Storage Inc. Class A	575,957	14,693
*	Teradata Corp.	362,808	14,614
*	Yext Inc.	1,408,005	13,531
*	Box Inc. Class A	502,142	13,452
*	Rapid7 Inc.	290,380	13,331
*	Elastic NV	229,134	13,267
	Xerox Holdings Corp.	826,764	12,732
*	Diodes Inc.	132,824	12,321
*	Okta Inc.	141,107	12,169
*	EPAM Systems Inc.	40,237	12,031
*	New Relic Inc.	158,402	11,926
*	CommVault Systems Inc.	202,552	11,493
*	Lattice Semiconductor Corp.	111,252	10,625
*	Super Micro Computer Inc.	95,016	10,124
*	UiPath Inc. Class A	565,016	9,922
*	Domo Inc. Class B	663,679	9,418
*	SMART Global Holdings Inc.	538,756	9,288
*	MongoDB Inc. Class A	38,148	8,893
	Pegasystems Inc.	151,888	7,364
*	Qorvo Inc.	70,523	7,163
*,1	8x8 Inc.	1,700,369	7,091
	Hewlett Packard Enterprise Co.	429,478	6,842
*	ON Semiconductor Corp.	81,586	6,716
*	Ultra Clean Holdings Inc.	193,546	6,418
*	Ichor Holdings Ltd.	161,689	5,294
*	Synaptics Inc.	46,737	5,195
*	NCR Corp.	204,803	4,831
*	Semtech Corp.	169,959	4,103
*	GoDaddy Inc. Class A	50,651	3,937
*	Fastly Inc. Class A	220,183	3,910
	Juniper Networks Inc.	113,596	3,910
*	Unisys Corp.	1,001,495	3,886
*	Smartsheet Inc. Class A	81,216	3,882
*	Twilio Inc. Class A	57,215	3,812
		Shares	Market Value• ($000)
*	Cohu Inc.	96,005	3,686
*	Fabrinet	30,349	3,604
*	Western Digital Corp.	79,862	3,008
*	Digital Turbine Inc.	219,129	2,708
*	Sanmina Corp.	42,278	2,579
*	Blackline Inc.	33,422	2,244
*	LivePerson Inc.	504,899	2,227
*	Zebra Technologies Corp. Class A	6,805	2,164
*	Viavi Solutions Inc.	195,472	2,117
*	Samsara Inc. Class A	90,430	1,783
*,1	Infinera Corp.	227,603	1,766
*	Ciena Corp.	30,665	1,610
*	Alpha & Omega Semiconductor Ltd.	55,692	1,501
*	Trimble Inc.	25,551	1,339
			1,041,058
Materials (5.6%)
	Reliance Steel & Aluminum Co.	228,340	58,624
	Packaging Corp. of America	244,240	33,908
	Albemarle Corp.	151,343	33,453
	CF Industries Holdings Inc.	422,697	30,641
	Eagle Materials Inc.	173,579	25,473
	Olin Corp.	372,028	20,648
*	O-I Glass Inc.	892,726	20,274
	Warrior Met Coal Inc.	550,290	20,201
	Chemours Co.	638,800	19,126
	Steel Dynamics Inc.	119,569	13,518
	Graphic Packaging Holding Co.	496,664	12,660
	Greif Inc. Class A	190,188	12,052
	Mosaic Co.	240,989	11,057
	Berry Global Group Inc.	170,687	10,053
	Westrock Co.	322,278	9,820
	Tronox Holdings plc Class A	613,733	8,825
	Ashland Inc.	78,819	8,095
	Sonoco Products Co.	122,625	7,480
	Huntsman Corp.	257,491	7,045
	Avery Dennison Corp.	33,000	5,905
*	Ingevity Corp.	72,957	5,218
*	TimkenSteel Corp.	282,836	5,187
	Sylvamo Corp.	75,099	3,474
	Avient Corp.	78,038	3,212
*	Arconic Corp.	103,563	2,716
	Sensient Technologies Corp.	27,646	2,117
	Materion Corp.	17,150	1,989
*	LSB Industries Inc.	161,138	1,665
	Balchem Corp.	11,168	1,413
	Schnitzer Steel Industries Inc. Class A	35,635	1,108
			396,957
Real Estate (7.4%)
	Life Storage Inc.	305,701	40,074
	Extra Space Storage Inc.	240,689	39,216
	Brixmor Property Group Inc.	1,674,709	36,040
	National Retail Properties Inc.	743,958	32,846
	Mid-America Apartment Communities Inc.	178,072	26,896
	Host Hotels & Resorts Inc.	1,469,895	24,239
	Spirit Realty Capital Inc.	573,749	22,858
	Gaming and Leisure Properties Inc.	421,434	21,940
	Highwoods Properties Inc.	914,951	21,218

8

Strategic Equity Fund
		Shares	Market Value• ($000)
	Apple Hospitality REIT Inc.	1,283,976	19,927
	Sun Communities Inc.	125,174	17,635
	Essential Properties Realty Trust Inc.	686,895	17,069
	Invitation Homes Inc.	504,290	15,749
	Outfront Media Inc.	886,342	14,385
	DiamondRock Hospitality Co.	1,648,243	13,400
	Xenia Hotels & Resorts Inc.	913,408	11,957
	EPR Properties	300,186	11,437
	National Storage Affiliates Trust	256,377	10,711
	Camden Property Trust	100,734	10,561
	Piedmont Office Realty Trust Inc. Class A	1,186,316	8,660
	Park Hotels & Resorts Inc.	698,416	8,632
	RLJ Lodging Trust	775,238	8,218
	Sabra Health Care REIT Inc.	711,832	8,186
	Kilroy Realty Corp.	221,084	7,163
	Essex Property Trust Inc.	32,744	6,848
	Ryman Hospitality Properties Inc.	72,998	6,550
	SITE Centers Corp.	484,076	5,945
	Brandywine Realty Trust	1,240,687	5,868
	DigitalBridge Group Inc.	405,052	4,857
	Universal Health Realty Income Trust	94,854	4,563
	Tanger Factory Outlet Centers Inc.	206,689	4,057
	Federal Realty Investment Trust	38,352	3,790
	CubeSmart	79,933	3,695
	Rayonier Inc.	109,677	3,648
	Regency Centers Corp.	55,982	3,425
*	CBRE Group Inc. Class A	43,535	3,170
	Alexandria Real Estate Equities Inc.	24,993	3,139
	First Industrial Realty Trust Inc.	54,630	2,906
*	Zillow Group Inc. Class C	57,657	2,564
	Broadstone Net Lease Inc.	126,962	2,160
	LXP Industrial Trust	182,381	1,880
	Paramount Group Inc.	239,341	1,091
			519,173
Utilities (5.5%)
	Evergy Inc.	799,909	48,891
	AES Corp.	1,975,286	47,565
		Shares	Market Value• ($000)
	NiSource Inc.	1,701,017	47,560
	National Fuel Gas Co.	707,761	40,866
	Edison International	441,142	31,140
	Pinnacle West Capital Corp.	392,912	31,134
	Vistra Corp.	1,199,276	28,783
	DTE Energy Co.	216,936	23,763
	PPL Corp.	648,269	18,015
	Hawaiian Electric Industries Inc.	425,238	16,329
	Alliant Energy Corp.	236,773	12,644
	Portland General Electric Co.	256,549	12,543
	Entergy Corp.	106,619	11,487
	Otter Tail Corp.	64,869	4,688
	FirstEnergy Corp.	110,678	4,434
*	PG&E Corp.	146,291	2,366
	Ameren Corp.	24,190	2,090
	IDACORP Inc.	18,316	1,984
			386,282
Total Common Stocks (Cost $6,414,660)			7,023,541
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $63,699)	637,101	63,704
Total Investments (100.4%) (Cost $6,478,359)			7,087,245
Other Assets and Liabilities—Net (-0.4%)			(28,840)
Net Assets (100%)			7,058,405
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $31,307,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $33,398,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	266	24,120	457
E-mini S&P 500 Index	June 2023	52	10,758	594
				1,051

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Equity Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,414,660)	7,023,541
Affiliated Issuers (Cost $63,699)	63,704
Total Investments in Securities	7,087,245
Investment in Vanguard	268
Cash Collateral Pledged—Futures Contracts	2,213
Receivables for Investment Securities Sold	8,321
Receivables for Accrued Income	7,000
Receivables for Capital Shares Issued	2,635
Variation Margin Receivable—Futures Contracts	587
Total Assets	7,108,269
Liabilities
Due to Custodian	8,321
Payables for Investment Securities Purchased	4,160
Collateral for Securities on Loan	33,398
Payables for Capital Shares Redeemed	3,479
Payables to Vanguard	506
Total Liabilities	49,864
Net Assets	7,058,405
1 Includes $31,307,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	6,263,311
Total Distributable Earnings (Loss)	795,094
Net Assets	7,058,405

Net Assets
Applicable to 223,409,507 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,058,405
Net Asset Value Per Share	$31.59

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Equity Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends	59,148
Interest[1]	593
Securities Lending—Net	393
Total Income	60,134
Expenses
The Vanguard Group—Note B
Investment Advisory Services	870
Management and Administrative	4,901
Marketing and Distribution	148
Custodian Fees	20
Shareholders’ Reports	59
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	6,006
Expenses Paid Indirectly	(2)
Net Expenses	6,004
Net Investment Income	54,130
Realized Net Gain (Loss)
Investment Securities Sold[1]	181,210
Futures Contracts	(1,098)
Realized Net Gain (Loss)	180,112
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	709,564
Futures Contracts	4,439
Change in Unrealized Appreciation (Depreciation)	714,003
Net Increase (Decrease) in Net Assets Resulting from Operations	948,245
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $553,000, $9,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	54,130	105,327
Realized Net Gain (Loss)	180,112	740,962
Change in Unrealized Appreciation (Depreciation)	714,003	(1,958,579)
Net Increase (Decrease) in Net Assets Resulting from Operations	948,245	(1,112,290)
Distributions
Total Distributions	(734,585)	(1,479,168)
Capital Share Transactions
Issued	259,781	689,147
Issued in Lieu of Cash Distributions	682,719	1,370,549
Redeemed	(433,748)	(997,958)
Net Increase (Decrease) from Capital Share Transactions	508,752	1,061,738
Total Increase (Decrease)	722,412	(1,529,720)
Net Assets
Beginning of Period	6,335,993	7,865,713
End of Period	7,058,405	6,335,993

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.70	$44.07	$30.31	$31.87	$37.21	$34.89
Investment Operations
Net Investment Income[1]	.251	.517	.465	.459	.449	.392
Net Realized and Unrealized Gain (Loss) on Investments	4.239	(5.606)	13.937	(1.041)	(2.980)	4.781
Total from Investment Operations	4.490	(5.089)	14.402	(.582)	(2.531)	5.173
Distributions
Dividends from Net Investment Income	(.457)	(.526)	(.479)	(.444)	(.395)	(.460)
Distributions from Realized Capital Gains	(3.143)	(7.755)	(.163)	(.534)	(2.414)	(2.393)
Total Distributions	(3.600)	(8.281)	(.642)	(.978)	(2.809)	(2.853)
Net Asset Value, End of Period	$31.59	$30.70	$44.07	$30.31	$31.87	$37.21
Total Return[2]	15.02%	-14.81%	47.98%	-2.09%	-5.63%	15.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,058	$6,336	$7,866	$5,836	$7,098	$7,946
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.52%	1.39%	1.15%	1.53%	1.42%	1.10%
Portfolio Turnover Rate	26%	62%	59%	61%	60%	82%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,
14

Strategic Equity Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and
15

Strategic Equity Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $268,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
16

Strategic Equity Fund
E.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,482,688
Gross Unrealized Appreciation	1,243,006
Gross Unrealized Depreciation	(637,398)
Net Unrealized Appreciation (Depreciation)	605,608
F.	During the six months ended March 31, 2023, the fund purchased $1,842,919,000 of investment securities and sold $2,009,444,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $5,632,000 and sales were $3,902,000, resulting in net realized gain of $2,113,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	7,961	17,927
Issued in Lieu of Cash Distributions	22,340	36,883
Redeemed	(13,277)	(26,922)
Net Increase (Decrease) in Shares Outstanding	17,024	27,888
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
18

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1142 052023

Semiannual Report   |   March 31, 2023
Vanguard Capital Opportunity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$1,166.00	$2.32
Admiral™ Shares	1,000.00	1,166.30	1.94
Based on Hypothetical 5% Yearly Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$1,022.79	$2.17
Admiral Shares	1,000.00	1,023.14	1.82
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Capital Opportunity Fund
Fund Allocation
As of March 31, 2023
Communication Services	5.7%
Consumer Discretionary	10.4
Consumer Staples	0.0
Energy	3.5
Financials	8.1
Health Care	34.1
Industrials	12.3
Information Technology	25.4
Materials	0.5
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Capital Opportunity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.8%)
Communication Services (5.4%)
*	Alphabet Inc. Class A	2,426,230	251,673
*	Baidu Inc. ADR	1,617,300	244,083
*	Alphabet Inc. Class C	2,123,780	220,873
*	Pinterest Inc. Class A	2,880,350	78,547
*	Meta Platforms Inc. Class A	285,400	60,488
	Electronic Arts Inc.	426,800	51,408
*	Trade Desk Inc. Class A	562,000	34,231
*	Live Nation Entertainment Inc.	147,100	10,297
*	Roblox Corp. Class A	205,300	9,234
*	Netflix Inc.	24,010	8,295
*	Walt Disney Co.	56,757	5,683
*	ZoomInfo Technologies Inc. Class A	175,700	4,342
*	Snap Inc. Class A	22,500	252
			979,406
Consumer Discretionary (10.0%)
*	Tesla Inc.	1,493,390	309,819
*	Alibaba Group Holding Ltd. ADR	2,451,700	250,515
	TJX Cos. Inc.	2,707,400	212,152
	Sony Group Corp. ADR	1,482,925	134,427
*	Entain plc	7,991,662	124,111
*	CarMax Inc.	1,716,597	110,343
*	Amazon.com Inc.	900,500	93,013
*	Capri Holdings Ltd.	1,735,637	81,575
*,1	XPeng Inc. ADR	6,965,719	77,389
*	Royal Caribbean Cruises Ltd.	1,171,700	76,512
*,1	Mobileye Global Inc.	1,547,600	66,965
	Ross Stores Inc.	408,900	43,397
*	Burlington Stores Inc.	156,300	31,588
*	Flutter Entertainment plc (XDUB)	170,598	30,783
	eBay Inc.	549,370	24,376
	Marriott International Inc. Class A	140,500	23,329
	Restaurant Brands International Inc.	276,600	18,571
*	Ollie's Bargain Outlet Holdings Inc.	310,890	18,013
*	Carnival Corp.	1,577,945	16,016
*	Las Vegas Sands Corp.	224,100	12,874
*	Ulta Beauty Inc.	23,000	12,550
	Hilton Worldwide Holdings Inc.	76,333	10,753
		Shares	Market Value• ($000)
*	DoorDash Inc. Class A	106,050	6,740
*	Norwegian Cruise Line Holdings Ltd.	457,425	6,152
	Newell Brands Inc.	400,000	4,976
*	Rivian Automotive Inc. Class A	254,200	3,935
*	Deckers Outdoor Corp.	2,900	1,304
*	Five Below Inc.	2,300	474
			1,802,652
Consumer Staples (0.0%)
	Dollar General Corp.	32,350	6,808
Energy (3.4%)
	Hess Corp.	1,667,674	220,700
	Pioneer Natural Resources Co.	1,021,223	208,575
*	Transocean Ltd. (XNYS)	11,836,496	75,280
	EOG Resources Inc.	404,921	46,416
	Coterra Energy Inc.	1,113,350	27,322
*	Southwestern Energy Co.	3,200,000	16,000
*	TechnipFMC plc	818,700	11,175
			605,468
Financials (7.8%)
	Raymond James Financial Inc.	2,946,590	274,828
	Northern Trust Corp.	1,941,851	171,135
	MarketAxess Holdings Inc.	390,930	152,967
	Visa Inc. Class A	608,300	137,147
	Wells Fargo & Co.	3,287,480	122,886
	Morgan Stanley	892,954	78,401
	CME Group Inc.	360,154	68,977
	Goldman Sachs Group Inc.	198,550	64,948
	Bank of America Corp.	2,067,117	59,120
*	WEX Inc.	293,600	53,990
	Tradeweb Markets Inc. Class A	657,800	51,979
	Discover Financial Services	452,970	44,772
	Progressive Corp.	279,840	40,034
*	PayPal Holdings Inc.	395,160	30,009
	LPL Financial Holdings Inc.	98,000	19,835
	Mastercard Inc. Class A	30,600	11,120
	Charles Schwab Corp.	167,650	8,782
	JPMorgan Chase & Co.	64,900	8,457
4

Capital Opportunity Fund
		Shares	Market Value• ($000)
	Citigroup Inc.	68,100	3,193
			1,402,580
Health Care (32.7%)
	Eli Lilly & Co.	3,482,868	1,196,087
*	Biogen Inc.	2,180,247	606,174
*	BioMarin Pharmaceutical Inc.	5,350,500	520,283
	Amgen Inc.	2,120,759	512,694
*	Seagen Inc.	2,164,024	438,150
	Thermo Fisher Scientific Inc.	478,330	275,695
	BioNTech SE ADR	2,166,336	269,860
*	Boston Scientific Corp.	4,568,106	228,542
*	BeiGene Ltd. ADR	1,029,931	221,981
	Bristol-Myers Squibb Co.	3,082,650	213,658
	Novartis AG ADR	2,230,990	205,251
	AstraZeneca plc ADR	2,244,260	155,774
*	Edwards Lifesciences Corp.	1,408,900	116,558
	Roche Holding AG	337,338	96,392
*,2	FibroGen Inc.	5,160,071	96,287
	Zimmer Biomet Holdings Inc.	666,210	86,074
*	Elanco Animal Health Inc. (XNYS)	8,923,106	83,877
	PerkinElmer Inc.	617,880	82,339
*	LivaNova plc	1,756,220	76,536
*	QIAGEN NV	1,520,507	69,837
*	Alkermes plc	2,247,570	63,359
*	Illumina Inc.	268,970	62,549
*	Charles River Laboratories International Inc.	254,900	51,444
	Abbott Laboratories	360,200	36,474
	Agilent Technologies Inc.	200,700	27,765
*	Neurocrine Biosciences Inc.	259,600	26,277
*,1	Allogene Therapeutics Inc.	3,377,879	16,687
	Medtronic plc	144,000	11,609
	Danaher Corp.	34,195	8,619
	Alcon Inc.	118,960	8,391
[3]	Siemens Healthineers AG	133,680	7,707
*	Waters Corp.	21,596	6,687
*	Omnicell Inc.	95,960	5,630
*	Repligen Corp.	24,608	4,143
*	Bridgebio Pharma Inc.	215,900	3,580
*	IQVIA Holdings Inc.	9,292	1,848
*	Guardant Health Inc.	51,586	1,209
	Humana Inc.	1,875	910
*	ImmunoGen Inc.	89,900	345
*	Adaptive Biotechnologies Corp.	28,100	248
*	Zimvie Inc.	28,210	204
			5,897,734
Industrials (11.8%)
	FedEx Corp.	1,649,274	376,843
	AECOM	4,030,776	339,875
	Jacobs Solutions Inc.	2,223,989	261,341
	Southwest Airlines Co.	7,705,679	250,743
*	Airbus SE	1,363,020	182,055
*	United Airlines Holdings Inc.	3,617,083	160,056
		Shares	Market Value• ($000)
*	Delta Air Lines Inc.	2,779,410	97,057
*	American Airlines Group Inc.	4,797,250	70,759
	TransDigm Group Inc.	86,419	63,695
	Curtiss-Wright Corp.	302,700	53,354
	IDEX Corp.	194,070	44,836
	Textron Inc.	533,290	37,666
	Old Dominion Freight Line Inc.	90,500	30,846
*	Ryanair Holdings plc ADR	249,500	23,525
	GFL Environmental Inc. (XTSE)	633,100	21,804
*	Uber Technologies Inc.	562,600	17,834
	AMETEK Inc.	120,000	17,439
	Caterpillar Inc.	60,000	13,730
	Carrier Global Corp.	268,900	12,302
	Union Pacific Corp.	60,000	12,076
*	JetBlue Airways Corp.	1,638,000	11,925
	Rockwell Automation Inc.	38,820	11,392
*	Lyft Inc. Class A	1,168,585	10,833
*	Aurora Innovation Inc.	7,030,000	9,772
*	TuSimple Holdings Inc. Class A	12,000	18
			2,131,776
Information Technology (24.3%)
	Microsoft Corp.	1,380,300	397,940
*	Flex Ltd.	15,007,952	345,333
	KLA Corp.	786,090	313,784
	Micron Technology Inc.	4,962,357	299,429
	Texas Instruments Inc.	1,471,940	273,796
*	Splunk Inc.	2,704,200	259,279
	ASML Holding NV GDR (Registered)	343,567	233,869
*	Adobe Inc.	592,900	228,486
	Intel Corp.	5,681,930	185,629
	NetApp Inc.	2,747,610	175,435
*	Trimble Inc.	3,128,371	163,989
*	Descartes Systems Group Inc.	1,947,265	156,969
	Jabil Inc.	1,501,400	132,363
	Universal Display Corp.	816,814	126,712
	NVIDIA Corp.	439,890	122,188
	QUALCOMM Inc.	859,370	109,638
	Corning Inc.	3,032,324	106,980
	Entegris Inc.	967,700	79,361
	Intuit Inc.	164,250	73,228
	Oracle Corp.	656,200	60,974
*	Nutanix Inc. Class A	2,043,619	53,114
	Teradyne Inc.	472,100	50,755
*	FormFactor Inc.	1,485,241	47,305
	HP Inc.	1,600,660	46,979
*	Wolfspeed Inc.	704,600	45,764
	Hewlett Packard Enterprise Co.	2,703,040	43,059
*	Salesforce Inc.	213,100	42,573
*	Autodesk Inc.	157,600	32,806
*	BlackBerry Ltd.	6,635,476	30,258
*	Zoom Video Communications Inc. Class A	359,950	26,579
*	Keysight Technologies Inc.	154,650	24,973
*	VMware Inc. Class A	180,000	22,473
	Analog Devices Inc.	90,000	17,750
*	MongoDB Inc. Class A	58,050	13,533

5

Capital Opportunity Fund
		Shares	Market Value• ($000)
*	Unity Software Inc.	393,884	12,778
*	Palo Alto Networks Inc.	62,250	12,434
*	Crowdstrike Holdings Inc. Class A	59,300	8,139
*	Western Digital Corp.	153,280	5,774
*	Okta Inc.	58,716	5,064
*	Gitlab Inc. Class A	95,300	3,268
	Marvell Technology Inc.	35,900	1,554
	Applied Materials Inc.	10,700	1,314
	Telefonaktiebolaget LM Ericsson ADR	199,200	1,165
*	HubSpot Inc.	900	386
*	RingCentral Inc. Class A	3,000	92
*	Arista Networks Inc.	200	34
*	DocuSign Inc. Class A	200	12
			4,395,317
Materials (0.4%)
*	Ivanhoe Mines Ltd. Class A	7,095,800	64,106
	Albemarle Corp.	79,500	17,573
			81,679
Total Common Stocks (Cost $7,763,048)			17,303,420
Temporary Cash Investments (5.0%)
Money Market Fund (5.0%)
[4,5]	Vanguard Market Liquidity Fund, 4.839% (Cost $905,295)	9,055,423	905,452
Total Investments (100.8%) (Cost $8,668,343)			18,208,872
Other Assets and Liabilities—Net (-0.8%)			(151,254)
Net Assets (100%)			18,057,618
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $147,586,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $7,707,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $154,892,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,597,087)	17,207,133
Affiliated Issuers (Cost $1,071,256)	1,001,739
Total Investments in Securities	18,208,872
Investment in Vanguard	637
Receivables for Investment Securities Sold	5,205
Receivables for Accrued Income	15,702
Receivables for Capital Shares Issued	6,402
Total Assets	18,236,818
Liabilities
Due to Custodian	4,439
Payables for Investment Securities Purchased	3,153
Collateral for Securities on Loan	154,892
Payables to Investment Advisor	10,324
Payables for Capital Shares Redeemed	5,367
Payables to Vanguard	1,025
Total Liabilities	179,200
Net Assets	18,057,618
1 Includes $147,586,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	8,195,581
Total Distributable Earnings (Loss)	9,862,037
Net Assets	18,057,618

Investor Shares—Net Assets
Applicable to 18,131,356 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,228,332
Net Asset Value Per Share—Investor Shares	$67.75

Admiral Shares—Net Assets
Applicable to 107,643,136 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	16,829,286
Net Asset Value Per Share—Admiral Shares	$156.34

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	101,065
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	14,676
Securities Lending—Net	2,641
Total Income	118,382
Expenses
Investment Advisory Fees—Note B	20,281
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,147
Management and Administrative—Admiral Shares	9,944
Marketing and Distribution—Investor Shares	23
Marketing and Distribution—Admiral Shares	241
Custodian Fees	246
Shareholders’ Reports—Investor Shares	15
Shareholders’ Reports—Admiral Shares	47
Trustees’ Fees and Expenses	4
Other Expenses	6
Total Expenses	31,954
Net Investment Income	86,428
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	2
Investment Securities Sold—Unaffiliated Issuers	330,988
Investment Securities Sold—Affiliated Issuers	22
Foreign Currencies	(27)
Realized Net Gain (Loss)	330,985
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,155,200
Investment Securities—Affiliated Issuers	27,652
Foreign Currencies	141
Change in Unrealized Appreciation (Depreciation)	2,182,993
Net Increase (Decrease) in Net Assets Resulting from Operations	2,600,406
1	Dividends are net of foreign withholding taxes of $2,066,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	86,428	128,506
Realized Net Gain (Loss)	330,985	1,535,394
Change in Unrealized Appreciation (Depreciation)	2,182,993	(5,703,778)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,600,406	(4,039,878)
Distributions
Investor Shares	(101,100)	(149,097)
Admiral Shares	(1,356,592)	(1,902,569)
Total Distributions	(1,457,692)	(2,051,666)
Capital Share Transactions
Investor Shares	33,992	(33,541)
Admiral Shares	1,071,102	1,122,357
Net Increase (Decrease) from Capital Share Transactions	1,105,094	1,088,816
Total Increase (Decrease)	2,247,808	(5,002,728)
Net Assets
Beginning of Period	15,809,810	20,812,538
End of Period	18,057,618	15,809,810

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$63.49	$88.53	$71.69	$64.38	$75.87	$65.51
Investment Operations
Net Investment Income[1]	.312	.470	.276	.454	.549	.428
Net Realized and Unrealized Gain (Loss) on Investments	9.811	(16.748)	23.563	11.233	(5.116)	12.957
Total from Investment Operations	10.123	(16.278)	23.839	11.687	(4.567)	13.385
Distributions
Dividends from Net Investment Income	(.506)	(.295)	(.334)	(.501)	(.473)	(.449)
Distributions from Realized Capital Gains	(5.357)	(8.467)	(6.665)	(3.876)	(6.450)	(2.576)
Total Distributions	(5.863)	(8.762)	(6.999)	(4.377)	(6.923)	(3.025)
Net Asset Value, End of Period	$67.75	$63.49	$88.53	$71.69	$64.38	$75.87
Total Return[2]	16.60%	-20.45%	34.75%	18.52%	-5.01%	21.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,228	$1,114	$1,585	$1,518	$1,684	$2,065
Ratio of Total Expenses to Average Net Assets	0.43%	0.43%[3]	0.43%	0.44%	0.44%	0.43%
Ratio of Net Investment Income to Average Net Assets	0.91%	0.61%	0.33%	0.69%	0.84%	0.62%
Portfolio Turnover Rate	5%	6%	7%	8%	6%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$146.60	$204.49	$165.62	$148.73	$175.34	$151.28
Investment Operations
Net Investment Income[1]	.777	1.215	.775	1.148	1.374	1.103
Net Realized and Unrealized Gain (Loss) on Investments	22.626	(38.672)	54.409	25.968	(11.834)	29.937
Total from Investment Operations	23.403	(37.457)	55.184	27.116	(10.460)	31.040
Distributions
Dividends from Net Investment Income	(1.293)	(.873)	(.916)	(1.270)	(1.241)	(1.030)
Distributions from Realized Capital Gains	(12.370)	(19.560)	(15.398)	(8.956)	(14.909)	(5.950)
Total Distributions	(13.663)	(20.433)	(16.314)	(10.226)	(16.150)	(6.980)
Net Asset Value, End of Period	$156.34	$146.60	$204.49	$165.62	$148.73	$175.34
Total Return[2]	16.63%	-20.39%	34.84%	18.60%	-4.95%	21.12%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,829	$14,696	$19,228	$15,395	$14,618	$16,372
Ratio of Total Expenses to Average Net Assets	0.36%	0.36%[3]	0.36%	0.37%	0.37%	0.36%
Ratio of Net Investment Income to Average Net Assets	0.98%	0.68%	0.40%	0.76%	0.91%	0.69%
Portfolio Turnover Rate	5%	6%	7%	8%	6%	10%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
12

Capital Opportunity Fund
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
13

Capital Opportunity Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $637,000, representing less than 0.01% of the fund’s net assets and 0.25% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Capital Opportunity Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	16,862,372	441,048	—	17,303,420
Temporary Cash Investments	905,452	—	—	905,452
Total	17,767,824	441,048	—	18,208,872
E.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	8,681,764
Gross Unrealized Appreciation	10,389,641
Gross Unrealized Depreciation	(862,533)
Net Unrealized Appreciation (Depreciation)	9,527,108
F.	During the six months ended March 31, 2023, the fund purchased $756,211,000 of investment securities and sold $870,428,000 of investment securities, other than temporary cash investments.
G.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	53,056	780	106,036	1,323
Issued in Lieu of Cash Distributions	90,111	1,424	133,246	1,662
Redeemed	(109,175)	(1,612)	(272,823)	(3,348)
Net Increase (Decrease)—Investor Shares	33,992	592	(33,541)	(363)
Admiral Shares
Issued	672,177	4,336	993,989	5,809
Issued in Lieu of Cash Distributions	1,175,772	8,055	1,647,533	8,903
Redeemed	(776,847)	(4,992)	(1,519,165)	(8,496)
Net Increase (Decrease)—Admiral Shares	1,071,102	7,399	1,122,357	6,216
15

Capital Opportunity Fund
H.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
FibroGen Inc.	NA1	10,771	—	—	27,479	—	—	96,287
Vanguard Market Liquidity Fund	1,004,465	NA2	NA2	22	173	14,676	2	905,452
Total	1,004,465	10,771	—	22	27,652	14,676	2	1,001,739
1	Not applicable—at September 30, 2022, the issuer was not an affiliated company of the fund.
2	Not applicable—purchases and sales are for temporary cash investment purposes.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, located in Pasadena, California, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998. The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
17

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Opportunity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1112 052023

Semiannual Report   |   March 31, 2023
Vanguard Global Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
Global Equity Fund	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,201.70	$2.31
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.84	2.12
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.42%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

Global Equity Fund
Fund Allocation
As of March 31, 2023
United States	57.2%
Japan	5.1
United Kingdom	5.1
France	4.0
Netherlands	3.4
China	3.4
Ireland	3.2
Germany	2.9
Switzerland	2.0
India	1.8
Hong Kong	1.6
Taiwan	1.4
Australia	1.2
Brazil	1.1
Sweden	1.1
South Korea	1.0
Other	4.5
The table reflects the fund’s investments, except for short-term investments and derivatives.
3

Global Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.8%)
Australia (1.2%)
	BHP Group Ltd. (XLON)	2,333,545	74,127
	Woodside Energy Group Ltd. (XLON)	437,661	9,797
			83,924
Brazil (1.1%)
	Ambev SA	13,825,610	39,089
	B3 SA - Brasil Bolsa Balcao	12,777,500	26,092
*	XP Inc. Class A	1,196,948	14,208
			79,389
Canada (0.7%)
*	Shopify Inc. Class A (XTSE)	1,075,376	51,554
China (3.3%)
*	Alibaba Group Holding Ltd.	6,221,715	78,801
*	Ping An Insurance Group Co. of China Ltd. Class H	5,727,500	37,053
*	ANTA Sports Products Ltd.	2,199,600	31,936
*	Li Auto Inc. Class A	1,817,158	22,726
*	Glodon Co. Ltd. Class A (XSHE)	1,352,900	14,629
*,1	Meituan Class B	715,700	12,984
*,1	China Tourism Group Duty Free Corp. Ltd. Class H	501,200	12,370
	Will Semiconductor Co. Ltd. Shanghai	615,200	8,180
*	SG Micro Corp. Class A (XSHE)	342,833	7,757
*	Will Semiconductor Co. Ltd. Shanghai Class A	299,800	3,986
	SG Micro Corp. Class A	133,421	3,019
			233,441
Denmark (0.4%)
*	Genmab A/S	70,490	26,646
Finland (0.7%)
	Nokia OYJ	10,803,758	53,034
France (3.9%)
	Pernod Ricard SA	336,917	76,288
	Cie Generale des Etablissements Michelin SCA	2,224,750	68,007
		Shares	Market Value• ($000)
*	ArcelorMittal SA	1,380,084	41,811
	Sanofi	298,804	32,414
*	Accor SA	951,000	30,918
[1]	Amundi SA	459,548	28,956
			278,394
Germany (2.8%)
	BASF SE	1,137,093	59,696
	Fresenius Medical Care AG & Co. KGaA	1,163,847	49,399
	Volkswagen AG Preference Shares	305,383	41,676
	Deutsche Boerse AG	159,433	31,043
	adidas AG	122,653	21,743
			203,557
Hong Kong (1.5%)
*	AIA Group Ltd.	6,114,200	64,122
*	Galaxy Entertainment Group Ltd.	4,561,220	30,510
*	Sands China Ltd.	4,634,400	16,100
			110,732
India (1.7%)
[1]	Reliance Industries Ltd. GDR	1,441,078	81,304
	Housing Development Finance Corp. Ltd.	1,311,335	42,052
			123,356
Ireland (3.1%)
*	CRH plc (SGMX)	1,581,427	79,885
*	Ryanair Holdings plc ADR	809,475	76,325
*	ICON plc	159,788	34,129
*	Smurfit Kappa Group plc (XDUB)	880,075	31,920
*,2	Irish Bank Resolution Corp.	122,273	—
			222,259
Italy (0.5%)
*	Enel SpA	5,877,029	35,844
*	Saipem SpA	10,000	15
			35,859
Japan (4.9%)
	Olympus Corp.	3,163,800	55,565
	Komatsu Ltd.	2,062,600	51,204
	Shiseido Co. Ltd.	841,400	39,448
	Keyence Corp.	72,000	35,288
	Resona Holdings Inc.	7,154,100	34,512
	SMC Corp.	64,200	34,034
	Daiichi Sankyo Co. Ltd.	764,300	27,880
4

Global Equity Fund
		Shares	Market Value• ($000)
	Sysmex Corp.	419,300	27,519
	Denso Corp.	390,400	22,037
	CyberAgent Inc.	1,960,900	16,614
	Hoshizaki Corp.	303,200	11,202
			355,303
Netherlands (3.3%)
*	Prosus NV	1,515,167	118,644
[3]	Randstad NV	767,112	45,540
*	ING Groep NV	3,141,735	37,309
*,1	Adyen NV	14,745	23,495
	ASM International NV	29,449	11,953
			236,941
Norway (0.4%)
*	Schibsted ASA Class A	836,918	14,206
*	Adevinta ASA	1,575,682	11,186
*	Schibsted ASA Class B	205,592	3,305
			28,697
Other (1.1%)
[4]	Vanguard Total World Stock ETF	882,043	81,227
Russia (0.0%)
*,2	Sberbank of Russia PJSC	3,912,108	—
*,2	X5 Retail Group NV GDR (Registered)	227,797	—
*,2	VK Co. Ltd. GDR	128,137	—
*,2	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.5%)
*	Sea Ltd. ADR	393,485	34,056
South Korea (1.0%)
*	Coupang Inc. Class A	2,687,940	43,007
	Shinhan Financial Group Co. Ltd.	1,066,425	28,970
			71,977
Sweden (1.1%)
	Atlas Copco AB Class B	3,418,081	39,317
	Epiroc AB Class B	1,616,469	27,562
*	Spotify Technology SA	76,830	10,266
			77,145
Switzerland (1.9%)
	Cie Financiere Richemont SA Class A (Registered)	308,338	49,444
	UBS Group AG (Registered)	2,002,229	42,369
	Roche Holding AG	110,704	31,633
*,1	Wizz Air Holdings plc	407,145	14,951
			138,397
Taiwan (1.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	3,104,000	54,397
*	Hon Hai Precision Industry Co. Ltd.	13,321,745	45,600
			99,997
United Kingdom (4.9%)
	Shell plc	2,071,925	59,363
*	Rio Tinto plc	860,503	58,409
*	Prudential plc (XLON)	3,370,657	46,150
	AstraZeneca plc ADR	589,152	40,893
*	HSBC Holdings plc	4,946,844	33,621
	Tesco plc	8,971,690	29,413
*	Barclays plc	15,265,434	27,476
		Shares	Market Value• ($000)
	NatWest Group plc	7,410,535	24,181
*	Standard Chartered plc	3,132,224	23,739
*,3	Farfetch Ltd. Class A	2,215,567	10,879
			354,124
United States (55.4%)
	Microsoft Corp.	596,367	171,933
*	Amazon.com Inc.	1,619,023	167,229
	Mastercard Inc. Class A	361,007	131,194
	Elevance Health Inc.	256,740	118,052
	Moody's Corp.	327,816	100,318
	Martin Marietta Materials Inc.	275,069	97,666
	Visa Inc. Class A	423,406	95,461
	Service Corp. International	1,217,649	83,750
	General Electric Co.	832,330	79,571
*	Alphabet Inc. Class C	680,806	70,804
*	Alphabet Inc. Class A	668,887	69,384
	Eli Lilly & Co.	201,710	69,271
	Prologis Inc.	554,951	69,241
*	Chipotle Mexican Grill Inc. Class A	39,838	68,055
	Edison International	919,973	64,941
	Lear Corp.	464,132	64,742
	Arthur J Gallagher & Co.	336,000	64,280
*	Illumina Inc.	273,187	63,530
	Cognizant Technology Solutions Corp. Class A	991,387	60,405
*	MercadoLibre Inc.	42,687	56,264
	Royalty Pharma plc Class A	1,512,651	54,501
	Thermo Fisher Scientific Inc.	91,339	52,645
*	Meta Platforms Inc. Class A	238,787	50,608
*	Netflix Inc.	140,390	48,502
*	Alnylam Pharmaceuticals Inc.	234,478	46,971
*	Aptiv plc	413,917	46,437
	Analog Devices Inc.	231,791	45,714
	NVIDIA Corp.	164,520	45,699
*	Monster Beverage Corp.	842,760	45,517
	Estee Lauder Cos. Inc. Class A	182,241	44,915
	Citigroup Inc.	933,692	43,781
	Teradyne Inc.	402,945	43,321
	Capital One Financial Corp.	447,361	43,018
	UnitedHealth Group Inc.	90,287	42,669
	SS&C Technologies Holdings Inc.	738,060	41,678
*	Walt Disney Co.	412,570	41,311
*	Moderna Inc.	267,276	41,048
	Albemarle Corp.	183,241	40,504
*	Tesla Inc.	193,104	40,061
*	Trade Desk Inc. Class A	653,839	39,825
	Westinghouse Air Brake Technologies Corp.	385,354	38,944
*	Booking Holdings Inc.	14,545	38,579
	Wells Fargo & Co.	1,030,355	38,515
	Dow Inc.	700,869	38,422
	S&P Global Inc.	110,627	38,141
*	Airbnb Inc. Class A	303,308	37,731
	Broadridge Financial Solutions Inc.	250,096	36,657
	Equitable Holdings Inc.	1,373,829	34,881
*	Dynatrace Inc.	800,167	33,847

5

Global Equity Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	609,160	31,908
*	Skyline Champion Corp.	419,602	31,567
*	Axon Enterprise Inc.	139,380	31,340
*	Markel Corp.	24,478	31,268
*	Ceridian HCM Holding Inc.	426,801	31,250
*	CBRE Group Inc. Class A	427,899	31,155
	Newell Brands Inc.	2,406,073	29,932
*	Uber Technologies Inc.	909,305	28,825
	American International Group Inc.	561,129	28,258
	Eaton Corp. plc	161,782	27,720
*	CoStar Group Inc.	397,456	27,365
	Wingstop Inc.	147,341	27,049
*	Snap Inc. Class A	2,312,315	25,921
*,3	Chewy Inc. Class A	690,918	25,826
*	SiteOne Landscape Supply Inc.	187,028	25,599
*	Adobe Inc.	64,333	24,792
*	First Solar Inc.	111,040	24,151
*	Cargurus Inc.	1,255,301	23,449
*	MongoDB Inc. Class A	89,801	20,934
*	Block Inc. (XNYS)	302,161	20,743
*	Floor & Decor Holdings Inc. Class A	207,991	20,429
	Cognex Corp.	399,383	19,789
*	Cloudflare Inc. Class A	303,056	18,686
	Pool Corp.	54,099	18,526
*	Intuitive Surgical Inc.	72,177	18,439
*	Advanced Micro Devices Inc.	187,483	18,375
*	Certara Inc.	753,028	18,155
*	Howard Hughes Corp.	225,603	18,048
*	DoorDash Inc. Class A	274,795	17,466
	Entegris Inc.	210,244	17,242
*	Match Group Inc.	427,610	16,416
*	SolarEdge Technologies Inc.	53,676	16,315
	McKesson Corp.	45,285	16,124
	Advanced Drainage Systems Inc.	187,279	15,771
*	Snowflake Inc. Class A	101,813	15,709
*	Datadog Inc. Class A	214,964	15,619
*	Shake Shack Inc. Class A	276,265	15,330
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	524,689	15,006
	Hewlett Packard Enterprise Co.	916,385	14,598
		Shares	Market Value• ($000)
*	Novocure Ltd.	239,370	14,396
*	Livent Corp.	615,190	13,362
*	Exact Sciences Corp.	175,814	11,922
*	Roku Inc.	178,737	11,764
*	STAAR Surgical Co.	176,616	11,295
*	Roblox Corp. Class A	250,240	11,256
*	REVOLUTION Medicines Inc.	503,051	10,896
*	GE Healthcare Inc.	121,642	9,978
*,3	Stem Inc.	1,067,258	6,051
*,3	Wayfair Inc. Class A	148,992	5,116
*,2	ABIOMED Inc. CVR	82,912	85
			3,981,749
Total Common Stocks (Cost $5,837,057)			6,961,758
Temporary Cash Investments (4.1%)
Money Market Fund (4.1%)
[5,6]	Vanguard Market Liquidity Fund, 4.839% (Cost $296,054)	2,960,955	296,066
Total Investments (100.9%) (Cost $6,133,111)			7,257,824
Other Assets and Liabilities—Net (-0.9%)			(62,883)
Net Assets (100%)			7,194,941
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $174,060,000, representing 2.4% of net assets.
2	Security value determined using significant unobservable inputs.
3	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $74,116,000.
4	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $77,385,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

6

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	376	77,790	4,562
MSCI EAFE Index	June 2023	323	33,858	1,279
MSCI Emerging Markets Index	June 2023	291	14,485	504
				6,345

See accompanying Notes, which are an integral part of the Financial Statements.
7

Global Equity Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,760,281)	6,880,531
Affiliated Issuers (Cost $372,830)	377,293
Total Investments in Securities	7,257,824
Investment in Vanguard	255
Cash	10,399
Cash Collateral Pledged—Futures Contracts	6,003
Foreign Currency, at Value (Cost $1,707)	1,690
Receivables for Investment Securities Sold	3,994
Receivables for Accrued Income	17,443
Receivables for Capital Shares Issued	1,743
Variation Margin Receivable—Futures Contracts	1,240
Total Assets	7,300,591
Liabilities
Payables for Investment Securities Purchased	18,819
Collateral for Securities on Loan	77,385
Payables to Investment Advisor	3,512
Payables for Capital Shares Redeemed	4,538
Payables to Vanguard	734
Deferred Foreign Capital Gains Taxes	662
Total Liabilities	105,650
Net Assets	7,194,941
1 Includes $74,116,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	6,546,195
Total Distributable Earnings (Loss)	648,746
Net Assets	7,194,941

Net Assets
Applicable to 246,147,630 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	7,194,941
Net Asset Value Per Share	$29.23

See accompanying Notes, which are an integral part of the Financial Statements.
8

Global Equity Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	45,998
Dividends—Affiliated Issuers	528
Interest—Unaffiliated Issuers	131
Interest—Affiliated Issuers	4,110
Securities Lending—Net	37
Total Income	50,804
Expenses
Investment Advisory Fees—Note B
Basic Fee	7,995
Performance Adjustment	(1,120)
The Vanguard Group—Note C
Management and Administrative	7,223
Marketing and Distribution	174
Custodian Fees	104
Shareholders’ Reports	67
Trustees’ Fees and Expenses	2
Other Expenses	18
Total Expenses	14,463
Expenses Paid Indirectly	(2)
Net Expenses	14,461
Net Investment Income	36,343
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers	(123,528)
Investment Securities Sold—Affiliated Issuers	(1,005)
Futures Contracts	(1,121)
Foreign Currencies	215
Realized Net Gain (Loss)	(125,438)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[2]	1,298,313
Investment Securities—Affiliated Issuers	13,036
Futures Contracts	21,296
Foreign Currencies	512
Change in Unrealized Appreciation (Depreciation)	1,333,157
Net Increase (Decrease) in Net Assets Resulting from Operations	1,244,062
1	Dividends are net of foreign withholding taxes of $3,374,000.
2	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $662,000.

See accompanying Notes, which are an integral part of the Financial Statements.
9

Global Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	36,343	88,288
Realized Net Gain (Loss)	(125,438)	462,358
Change in Unrealized Appreciation (Depreciation)	1,333,157	(3,028,889)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,244,062	(2,478,243)
Distributions
Total Distributions	(689,754)	(944,789)
Capital Share Transactions
Issued	342,828	1,050,800
Issued in Lieu of Cash Distributions	603,991	823,880
Redeemed	(577,576)	(1,243,098)
Net Increase (Decrease) from Capital Share Transactions	369,243	631,582
Total Increase (Decrease)	923,551	(2,791,450)
Net Assets
Beginning of Period	6,271,390	9,062,840
End of Period	7,194,941	6,271,390

See accompanying Notes, which are an integral part of the Financial Statements.
10

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$27.07	$41.53	$33.31	$30.75	$32.62	$29.98
Investment Operations
Net Investment Income[1]	.151	.373	.371	.312	.700[2]	.426
Net Realized and Unrealized Gain (Loss) on Investments	5.036	(10.641)	8.939	4.219	(.354)	2.618
Total from Investment Operations	5.187	(10.268)	9.310	4.531	.346	3.044
Distributions
Dividends from Net Investment Income	(.442)	(.355)	(.254)	(.742)	(.416)	(.404)
Distributions from Realized Capital Gains	(2.585)	(3.837)	(.836)	(1.229)	(1.800)	—
Total Distributions	(3.027)	(4.192)	(1.090)	(1.971)	(2.216)	(.404)
Net Asset Value, End of Period	$29.23	$27.07	$41.53	$33.31	$30.75	$32.62
Total Return[3]	20.17%	-27.52%	28.29%	15.10%	2.19%	10.22%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$7,195	$6,271	$9,063	$6,809	$6,513	$5,769
Ratio of Total Expenses to Average Net Assets[4]	0.42%[5]	0.41%[5]	0.45%	0.45%	0.48%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.07%	1.07%	0.93%	1.02%	2.35%[2]	1.34%
Portfolio Turnover Rate	12%	84%	28%	22%	49%	40%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.200 and 0.67%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.04%), (0.00%), (0.00%), 0.02%, and 0.02%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.42% and 0.41%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and
12

Global Equity Fund
clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by
13

Global Equity Fund
Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Wellington Management Company LLP, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding
14

Global Equity Fund
three years. In accordance with the advisory contracts entered into with Wellington Management Company LLP, and Pzena Investment Management, LLC, beginning October 1, 2023, the investment advisory fees will be subject to quarterly adjustments based on performance relative to the MSCI All Country World Growth Index and the MSCI All Country World Value Index, respectively, since September 30, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended March 31, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $1,120,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $255,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisors to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2023, these arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
15

Global Equity Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	4,112,607	—	85	4,112,692
Common Stocks—Other	330,782	2,518,284	—	2,849,066
Temporary Cash Investments	296,066	—	—	296,066
Total	4,739,455	2,518,284	85	7,257,824
Derivative Financial Instruments
Assets
Futures Contracts[1]	6,345	—	—	6,345
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,178,661
Gross Unrealized Appreciation	1,536,434
Gross Unrealized Depreciation	(450,926)
Net Unrealized Appreciation (Depreciation)	1,085,508
G.	During the six months ended March 31, 2023, the fund purchased $779,619,000 of investment securities and sold $1,080,273,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $432,000 and sales were $0, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

Global Equity Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	12,050	28,008
Issued in Lieu of Cash Distributions	22,537	21,993
Redeemed	(20,111)	(36,575)
Net Increase (Decrease) in Shares Outstanding	14,476	13,426
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard Market Liquidity Fund	186,162	NA1	NA1	46	(4)	4,110	1	296,066
Vanguard Total World Stock ETF	53,153	152,899	136,814	(1,051)	13,040	528	—	81,227
Total	239,315	152,899	136,814	(1,005)	13,036	4,638	1	377,293
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangement with Baillie Gifford Overseas Ltd. (Baillie Gifford). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders. Wellington Management Company LLP and Pzena Investment Management, LLC, are also advisors to the fund.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board considered the quality of the fund’s investment management over both the short and long term and took into account the organizational depth and stability of the advisor. Baillie Gifford Overseas Ltd.—which is wholly owned by Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in three categories of growth stocks: (1) ‘Compounders’, or companies with durable franchises; (2) ‘Disrupters’, or early stage companies with innovative products or services and a large opportunity for future growth; and (3) ‘Capital Allocators’, or companies subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability. Baillie Gifford has managed a portion of the fund since 2008.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
18

Investment performance
The board considered the short- and long-term performance of the advisor’s sub-portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was below its peer group average.
The board did not consider the profitability of Baillie Gifford in determining whether to approve the advisory fees, because Baillie Gifford is independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Baillie Gifford. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by Baillie Gifford increase.
The board will consider whether to renew the advisory arrangement after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1292 052023

Semiannual Report   |   March 31, 2023
Vanguard Strategic Small-Cap Equity Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
Strategic Small-Cap Equity Fund	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,153.80	$1.40
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.64	1.31
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Strategic Small-Cap Equity Fund
Fund Allocation
As of March 31, 2023
Communication Services	2.7%
Consumer Discretionary	13.0
Consumer Staples	4.0
Energy	5.3
Financials	15.5
Health Care	13.3
Industrials	18.5
Information Technology	13.1
Materials	5.7
Real Estate	6.0
Utilities	2.9
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Strategic Small-Cap Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.5%)
Communication Services (2.7%)
	Iridium Communications Inc.	111,059	6,878
*	Yelp Inc. Class A	223,289	6,855
	Madison Square Garden Sports Corp.	14,737	2,872
*	Clear Channel Outdoor Holdings Inc.	2,209,447	2,651
	New York Times Co. Class A	56,494	2,196
*	TripAdvisor Inc.	105,593	2,097
*	Consolidated Communications Holdings Inc.	656,508	1,694
	Cogent Communications Holdings Inc.	23,051	1,469
*	Bandwidth Inc. Class A	89,718	1,364
*	fuboTV Inc.	1,075,644	1,302
*	WideOpenWest Inc.	116,295	1,236
*	Cinemark Holdings Inc.	63,262	936
*	ZipRecruiter Inc. Class A	56,171	895
*	Altice USA Inc. Class A	218,523	747
*	Endeavor Group Holdings Inc. Class A	22,505	539
	Nexstar Media Group Inc. Class A	2,620	452
*	TechTarget Inc.	10,148	367
*	Playtika Holding Corp.	32,235	363
*	Quotient Technology Inc.	91,924	302
*	Cargurus Inc.	15,122	282
*	Bumble Inc. Class A	12,192	238
*	iHeartMedia Inc. Class A	44,443	173
			35,908
Consumer Discretionary (12.9%)
	Boyd Gaming Corp.	146,862	9,417
	Murphy USA Inc.	35,747	9,225
*	Tri Pointe Homes Inc.	316,350	8,010
*	Capri Holdings Ltd.	162,775	7,650
*	AutoNation Inc.	53,403	7,175
*	Skyline Champion Corp.	86,522	6,509
	Buckle Inc.	180,880	6,456
*	Perdoceo Education Corp.	440,828	5,920
	Brunswick Corp.	67,140	5,505
*	Cavco Industries Inc.	17,057	5,420
*	Taylor Morrison Home Corp. Class A	136,916	5,238
	Oxford Industries Inc.	46,649	4,926
		Shares	Market Value• ($000)
	Texas Roadhouse Inc. Class A	42,690	4,613
	PVH Corp.	50,970	4,544
*	Playa Hotels & Resorts NV	464,242	4,457
	Toll Brothers Inc.	66,944	4,019
	Harley-Davidson Inc.	102,515	3,893
	Patrick Industries Inc.	51,527	3,546
	Travel & Leisure Co.	82,445	3,232
	Macy's Inc.	174,677	3,055
	Academy Sports & Outdoors Inc.	45,347	2,959
*	Malibu Boats Inc. Class A	51,532	2,909
	Movado Group Inc.	100,530	2,892
*	Stride Inc.	73,006	2,866
*	American Axle & Manufacturing Holdings Inc.	359,954	2,811
*	SeaWorld Entertainment Inc.	41,497	2,544
*,1	Stitch Fix Inc. Class A	454,563	2,323
	Marriott Vacations Worldwide Corp.	16,616	2,241
*	Shake Shack Inc. Class A	37,433	2,077
*	Master Craft Boat Holdings Inc.	66,848	2,034
	Ruth's Hospitality Group Inc.	114,107	1,874
*	Chegg Inc.	104,252	1,699
*	Everi Holdings Inc.	95,563	1,639
*	WW International Inc.	396,262	1,633
*	Modine Manufacturing Co.	69,882	1,611
	Signet Jewelers Ltd.	20,699	1,610
*	Visteon Corp.	10,115	1,586
	Hibbett Inc.	26,681	1,574
	Winnebago Industries Inc.	25,662	1,481
	Dick's Sporting Goods Inc.	9,956	1,413
	Carriage Services Inc. Class A	46,235	1,411
*	2U Inc.	194,957	1,335
	Dine Brands Global Inc.	17,373	1,175
*	Qurate Retail Inc. Series A	1,069,488	1,056
*	Hilton Grand Vacations Inc.	21,338	948
	Group 1 Automotive Inc.	3,922	888
	Steven Madden Ltd.	22,309	803
*	Abercrombie & Fitch Co. Class A	27,621	766
*,1	Luminar Technologies Inc. Class A	113,520	737
	ADT Inc.	99,411	719

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Goodyear Tire & Rubber Co.	60,678	669
	Wingstop Inc.	3,520	646
*	ODP Corp.	13,758	619
*	Grand Canyon Education Inc.	5,173	589
	Monarch Casino & Resort Inc.	7,870	584
	Standard Motor Products Inc.	14,050	519
*	Coursera Inc.	44,529	513
	Wendy's Co.	23,264	507
*	Sportsman's Warehouse Holdings Inc.	54,548	463
	Aaron's Co. Inc.	44,441	429
*	M/I Homes Inc.	6,755	426
*	ContextLogic Inc. Class A	935,919	417
*	Chuy's Holdings Inc.	10,834	388
*	BJ's Restaurants Inc.	13,091	381
	Jack in the Box Inc.	3,613	316
*	Beazer Homes USA Inc.	16,024	254
	Williams-Sonoma Inc.	1,852	225
			172,369
Consumer Staples (4.0%)
	Ingles Markets Inc. Class A	85,639	7,596
	Cal-Maine Foods Inc.	119,229	7,260
*	elf Beauty Inc.	74,147	6,106
	Coca-Cola Consolidated Inc.	10,710	5,731
*	Post Holdings Inc.	41,709	3,748
*	Coty Inc. Class A	290,163	3,499
	John B Sanfilippo & Son Inc.	35,131	3,405
*	Hostess Brands Inc. Class A	135,102	3,361
	Medifast Inc.	16,604	1,721
*	USANA Health Sciences Inc.	20,241	1,273
	Fresh Del Monte Produce Inc.	41,040	1,236
	Vector Group Ltd.	101,199	1,215
	Turning Point Brands Inc.	53,320	1,120
	Inter Parfums Inc.	7,228	1,028
	Flowers Foods Inc.	30,387	833
	PriceSmart Inc.	10,430	746
*	Beauty Health Co.	58,987	745
	Andersons Inc.	14,176	586
*	Performance Food Group Co.	8,833	533
*	Hain Celestial Group Inc.	28,700	492
*	Herbalife Nutrition Ltd.	21,086	340
*	Vital Farms Inc.	19,971	306
			52,880
Energy (5.2%)
	Helmerich & Payne Inc.	211,347	7,556
*	Par Pacific Holdings Inc.	238,405	6,961
	SM Energy Co.	178,518	5,027
*	Weatherford International plc	78,382	4,652
	PDC Energy Inc.	71,888	4,614
	Liberty Energy Inc. Class A	346,057	4,433
*	Nabors Industries Ltd. (XNYS)	32,029	3,905
	Range Resources Corp.	142,207	3,764
	APA Corp.	101,104	3,646
*	Southwestern Energy Co.	695,546	3,478
	Delek US Holdings Inc.	123,182	2,827
		Shares	Market Value• ($000)
	Marathon Oil Corp.	96,753	2,318
*	US Silica Holdings Inc.	193,243	2,307
	PBF Energy Inc. Class A	41,031	1,779
	Murphy Oil Corp.	43,277	1,600
	Patterson-UTI Energy Inc.	125,041	1,463
*	Denbury Inc.	15,706	1,376
*	NexTier Oilfield Solutions Inc.	160,277	1,274
*	W&T Offshore Inc.	243,413	1,237
*	ProPetro Holding Corp.	169,160	1,216
*	Plains GP Holdings LP Class A	91,974	1,207
	Viper Energy Partners LP	42,034	1,177
[1]	Vitesse Energy Inc.	38,721	737
*	Callon Petroleum Co.	17,078	571
	Berry Corp.	55,270	434
*	Oceaneering International Inc.	18,748	331
	CONSOL Energy Inc.	5,118	298
			70,188
Financials (15.4%)
	Affiliated Managers Group Inc.	63,101	8,987
	MGIC Investment Corp.	666,073	8,939
	Essent Group Ltd.	220,503	8,831
	CNO Financial Group Inc.	371,282	8,239
	Radian Group Inc.	371,296	8,206
	Stifel Financial Corp.	137,619	8,132
	SouthState Corp.	106,454	7,586
	Unum Group	184,753	7,309
	OFG Bancorp	289,997	7,232
	Synovus Financial Corp.	211,708	6,527
	FNB Corp.	556,156	6,451
	Hancock Whitney Corp.	166,523	6,061
	Popular Inc.	101,834	5,846
	Axis Capital Holdings Ltd.	98,164	5,352
	SLM Corp.	399,354	4,948
	International Bancshares Corp.	112,949	4,836
*	Cannae Holdings Inc.	232,169	4,685
	Pathward Financial Inc.	106,422	4,415
*	Enstar Group Ltd.	18,520	4,293
	Columbia Banking System Inc.	177,442	3,801
	BGC Partners Inc. Class A	698,401	3,653
	Navient Corp.	222,054	3,551
*	Genworth Financial Inc. Class A	631,490	3,170
	American Equity Investment Life Holding Co.	85,971	3,137
	Banner Corp.	57,194	3,110
	Evercore Inc. Class A	25,196	2,907
	First Financial Bancorp	131,881	2,871
	Stewart Information Services Corp.	66,691	2,691
	Jackson Financial Inc. Class A	67,397	2,521
	Hope Bancorp Inc.	255,654	2,510
	Towne Bank	90,931	2,423
	Westamerica BanCorp.	52,734	2,336
	Central Pacific Financial Corp.	130,084	2,328
	UMB Financial Corp.	37,882	2,187
*	NMI Holdings Inc. Class A	97,402	2,175
	Brightsphere Investment Group Inc.	88,208	2,080

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	StoneX Group Inc.	19,711	2,041
	S&T Bancorp Inc.	62,022	1,951
	Atlantic Union Bankshares Corp.	50,423	1,767
	First Financial Corp.	46,287	1,735
*	Palomar Holdings Inc.	30,035	1,658
*	International Money Express Inc.	62,149	1,602
	Nelnet Inc. Class A	16,663	1,531
	Wintrust Financial Corp.	20,115	1,467
	Victory Capital Holdings Inc. Class A	46,124	1,350
*	Oscar Health Inc. Class A	202,563	1,325
*	LendingClub Corp.	180,429	1,301
	Fulton Financial Corp.	86,129	1,190
	BOK Financial Corp.	11,703	988
	Byline Bancorp Inc.	45,507	984
*	MBIA Inc.	90,448	838
*	Green Dot Corp. Class A	46,317	796
	Hanmi Financial Corp.	36,543	679
	Horizon Bancorp Inc.	59,883	662
	Northfield Bancorp Inc.	54,856	646
*	AvidXchange Holdings Inc.	82,515	644
	Virtus Investment Partners Inc.	3,380	643
	Veritex Holdings Inc.	33,561	613
	James River Group Holdings Ltd.	29,311	605
	TPG Inc.	18,447	541
	Heartland Financial USA Inc.	14,039	539
	ProAssurance Corp.	24,985	462
	First Bancorp (XNGS)	12,650	449
	A-Mark Precious Metals Inc.	10,136	351
*	Avantax Inc.	13,312	350
	WSFS Financial Corp.	8,488	319
	Amalgamated Financial Corp.	17,780	314
	First BanCorp. (XNYS)	25,359	290
	First Busey Corp.	13,498	275
	Perella Weinberg Partners Class A	29,570	269
	TrustCo Bank Corp. NY	7,877	252
	Heritage Commerce Corp.	23,119	193
			205,946
Health Care (13.2%)
*	Tenet Healthcare Corp.	151,132	8,980
*	Alkermes plc	281,972	7,949
	Bruker Corp.	96,426	7,602
*	CorVel Corp.	39,467	7,510
*	Inspire Medical Systems Inc.	29,018	6,792
*	Merit Medical Systems Inc.	91,837	6,791
*	Medpace Holdings Inc.	34,571	6,501
*	Protagonist Therapeutics Inc.	265,994	6,118
*	Ionis Pharmaceuticals Inc.	162,411	5,805
*	AMN Healthcare Services Inc.	68,344	5,670
*	Veradigm Inc.	368,620	4,811
*	Lantheus Holdings Inc.	57,907	4,781
*	Nevro Corp.	124,159	4,488
*	Bridgebio Pharma Inc.	237,168	3,932
*	Health Catalyst Inc.	312,405	3,646
*	Fate Therapeutics Inc.	602,314	3,433
*	Exelixis Inc.	162,188	3,148
		Shares	Market Value• ($000)
*	Intercept Pharmaceuticals Inc.	221,524	2,975
*	ACADIA Pharmaceuticals Inc.	153,181	2,883
*	MacroGenics Inc.	401,077	2,876
*	PTC Therapeutics Inc.	53,771	2,605
*	Avanos Medical Inc.	80,951	2,408
*	GoodRx Holdings Inc. Class A	381,274	2,383
*	Natera Inc.	42,352	2,351
*	Sangamo Therapeutics Inc.	1,230,429	2,166
*	2seventy bio Inc.	205,184	2,093
*	HealthStream Inc.	74,673	2,024
*	NextGen Healthcare Inc.	114,708	1,997
*	Coherus Biosciences Inc.	286,988	1,963
*	Haemonetics Corp.	22,530	1,864
*	STAAR Surgical Co.	28,063	1,795
*	Axonics Inc.	32,772	1,788
*	Deciphera Pharmaceuticals Inc.	113,927	1,760
*	Integra LifeSciences Holdings Corp.	30,168	1,732
*	Atara Biotherapeutics Inc.	551,449	1,599
*	FibroGen Inc.	84,371	1,574
*	ViewRay Inc.	399,166	1,381
*	Arcturus Therapeutics Holdings Inc.	55,735	1,336
*	Pediatrix Medical Group Inc.	83,133	1,240
*	NGM Biopharmaceuticals Inc.	302,301	1,233
*	Option Care Health Inc.	38,306	1,217
*	Cerus Corp.	391,289	1,162
*	Ultragenyx Pharmaceutical Inc.	28,831	1,156
*	PetIQ Inc. Class A	99,655	1,140
*	Mirati Therapeutics Inc.	29,201	1,086
*	Zimvie Inc.	147,268	1,065
*	TG Therapeutics Inc.	69,491	1,045
*	Agenus Inc.	665,072	1,011
*	BioCryst Pharmaceuticals Inc.	116,877	975
*,1	Inovio Pharmaceuticals Inc.	1,109,220	910
*	Morphic Holding Inc.	22,879	861
*	CytomX Therapeutics Inc.	555,119	838
*	Inogen Inc.	66,860	834
*	Rigel Pharmaceuticals Inc.	580,493	766
*	Apellis Pharmaceuticals Inc.	11,296	745
*,1	Novavax Inc.	102,486	710
*	Puma Biotechnology Inc.	227,827	704
*,1	Heron Therapeutics Inc.	430,283	650
*	Twist Bioscience Corp.	42,378	639
*	Voyager Therapeutics Inc.	79,308	612
*,1	Gossamer Bio Inc.	482,270	608
*	Y-mAbs Therapeutics Inc.	120,515	604
*	Community Health Systems Inc.	118,518	581
*	Arrowhead Pharmaceuticals Inc.	22,844	580
*	Scilex Holding Co.	74,374	549
*	Computer Programs and Systems Inc.	18,021	544
*	Nektar Therapeutics Class A	763,309	537
*	AngioDynamics Inc.	51,850	536
	Ensign Group Inc.	5,410	517
*	ImmunoGen Inc.	132,618	509

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Codexis Inc.	121,799	504
*	Pennant Group Inc.	34,052	486
*	OraSure Technologies Inc.	76,225	461
*	Vir Biotechnology Inc.	19,668	458
	Chemed Corp.	850	457
*	iRhythm Technologies Inc.	3,429	425
*,1	Invitae Corp.	311,992	421
*	NanoString Technologies Inc.	39,238	388
*	Precision BioSciences Inc.	500,660	377
*	Joint Corp.	22,122	372
*	MiMedx Group Inc.	107,570	367
	Atrion Corp.	570	358
*	Accolade Inc.	24,927	358
*	Editas Medicine Inc. Class A	43,327	314
*	Vanda Pharmaceuticals Inc.	44,969	305
*	NeoGenomics Inc.	17,458	304
*	Karuna Therapeutics Inc.	1,625	295
*	Rapt Therapeutics Inc.	15,706	288
*	Seres Therapeutics Inc.	50,584	287
*	Nurix Therapeutics Inc.	31,808	282
*	Kiniksa Pharmaceuticals Ltd. Class A	22,257	240
*	Atea Pharmaceuticals Inc.	64,273	215
*	CareDx Inc.	22,031	201
*	GlycoMimetics Inc.	146,428	185
*	Assembly Biosciences Inc.	212,676	179
			176,201
Industrials (18.4%)
	EMCOR Group Inc.	70,408	11,448
	nVent Electric plc	247,073	10,609
*	Clean Harbors Inc.	70,082	9,991
	Allison Transmission Holdings Inc.	214,883	9,721
	Applied Industrial Technologies Inc.	54,535	7,751
*	GMS Inc.	133,775	7,744
	Acuity Brands Inc.	40,850	7,465
*	Atkore Inc.	50,422	7,083
	Terex Corp.	145,933	7,060
	Kforce Inc.	110,758	7,004
	Ryder System Inc.	75,668	6,753
	Watts Water Technologies Inc. Class A	36,886	6,209
	Valmont Industries Inc.	19,427	6,203
*	Titan Machinery Inc.	187,590	5,712
*	ExlService Holdings Inc.	35,137	5,686
	ManpowerGroup Inc.	64,367	5,312
	H&E Equipment Services Inc.	116,095	5,135
	Tetra Tech Inc.	33,288	4,890
	Ennis Inc.	230,340	4,858
	UFP Industries Inc.	56,425	4,484
	Heidrick & Struggles International Inc.	140,442	4,264
*	Hub Group Inc. Class A	49,528	4,157
*	NOW Inc.	352,737	3,933
	Triton International Ltd.	58,529	3,700
*	MRC Global Inc.	362,271	3,521
	Encore Wire Corp.	18,623	3,451
	Moog Inc. Class A	33,014	3,326
	Korn Ferry	57,981	3,000
	AGCO Corp.	21,834	2,952
*	Kirby Corp.	42,232	2,944
	Insperity Inc.	22,132	2,690
*	JetBlue Airways Corp.	356,601	2,596
		Shares	Market Value• ($000)
	Wabash National Corp.	104,671	2,574
*	Heritage-Crystal Clean Inc.	69,702	2,482
	Herc Holdings Inc.	21,315	2,428
	Resources Connection Inc.	136,015	2,320
	Apogee Enterprises Inc.	52,386	2,266
*	Thermon Group Holdings Inc.	90,032	2,244
	GrafTech International Ltd.	461,336	2,242
*	Triumph Group Inc.	192,244	2,228
	Esab Corp.	36,297	2,144
*	TrueBlue Inc.	116,100	2,067
	Enerpac Tool Group Corp. Class A	81,018	2,066
*	Sunrun Inc.	95,044	1,915
	CSG Systems International Inc.	34,213	1,837
	Marten Transport Ltd.	85,052	1,782
*	RXO Inc.	86,488	1,699
*	Forrester Research Inc.	52,270	1,691
*	SkyWest Inc.	72,642	1,611
	AECOM	18,816	1,587
	EnerSys	18,239	1,585
*	Masonite International Corp.	17,107	1,553
*	Sterling Infrastructure Inc.	40,643	1,540
	Air Lease Corp. Class A	35,742	1,407
	BWX Technologies Inc.	22,020	1,388
	Matson Inc.	22,760	1,358
*	SP Plus Corp.	39,066	1,340
	Rush Enterprises Inc. Class A	23,316	1,273
	Veritiv Corp.	9,018	1,219
	Standex International Corp.	9,654	1,182
	Brink's Co.	16,256	1,086
*	Masterbrand Inc.	131,515	1,057
	Primoris Services Corp.	39,558	976
	Spirit AeroSystems Holdings Inc. Class A	23,577	814
*	American Woodmark Corp.	14,459	753
*	DXP Enterprises Inc.	27,688	745
*	Manitowoc Co. Inc.	43,443	742
*	Liquidity Services Inc.	51,459	678
	Genco Shipping & Trading Ltd.	40,062	627
*	AAR Corp.	11,411	622
*	Daseke Inc.	78,892	610
	John Bean Technologies Corp.	5,142	562
*	TuSimple Holdings Inc. Class A	322,687	474
	Trinity Industries Inc.	18,754	457
*	Hireright Holdings Corp.	42,602	452
	WESCO International Inc.	2,643	408
	Insteel Industries Inc.	13,362	372
	Columbus McKinnon Corp.	9,876	367
	Boise Cascade Co.	5,560	352
*	CIRCOR International Inc.	10,995	342
	Interface Inc. Class A	41,285	335
	Barrett Business Services Inc.	3,602	319
	Douglas Dynamics Inc.	8,868	283
*	Harsco Corp.	39,107	267
*	Conduent Inc.	60,937	209
			246,589
Information Technology (13.1%)
*	Cirrus Logic Inc.	94,659	10,354
*	Nutanix Inc. Class A	319,566	8,305

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	Axcelis Technologies Inc.	60,211	8,023
*	Yext Inc.	746,162	7,171
*	Impinj Inc.	49,268	6,677
*	Domo Inc. Class B	451,192	6,402
*	Extreme Networks Inc.	328,308	6,277
*	Rapid7 Inc.	115,037	5,281
*	Kyndryl Holdings Inc.	347,333	5,127
*	CommVault Systems Inc.	89,438	5,075
*	Pure Storage Inc. Class A	197,436	5,037
	Jabil Inc.	54,831	4,834
*	Manhattan Associates Inc.	30,660	4,748
*	Super Micro Computer Inc.	42,738	4,554
*	CommScope Holding Co. Inc.	704,519	4,488
*	Sanmina Corp.	69,002	4,208
*	Diodes Inc.	42,451	3,938
*	Everbridge Inc.	112,650	3,906
*	RingCentral Inc. Class A	125,512	3,849
*	Arlo Technologies Inc.	595,425	3,608
*	Fabrinet	30,138	3,579
*,1	Infinera Corp.	361,706	2,807
*	Zuora Inc. Class A	270,721	2,675
*	Blackline Inc.	38,246	2,568
*	MaxLinear Inc.	70,664	2,488
*	New Relic Inc.	32,026	2,411
	Amkor Technology Inc.	91,380	2,378
*	Teradata Corp.	58,901	2,373
	Benchmark Electronics Inc.	90,282	2,139
*	Lattice Semiconductor Corp.	22,283	2,128
*	SMART Global Holdings Inc.	123,033	2,121
*	Box Inc. Class A	74,028	1,983
*	Smartsheet Inc. Class A	39,218	1,875
*	BigCommerce Holdings Inc. Series 1	199,126	1,780
*	ePlus Inc.	36,091	1,770
*	8x8 Inc.	423,333	1,765
*	Itron Inc.	30,331	1,682
*	ScanSource Inc.	55,008	1,674
	Xerox Holdings Corp.	99,378	1,530
*	Viavi Solutions Inc.	124,349	1,347
*	FormFactor Inc.	41,995	1,338
	Pegasystems Inc.	27,442	1,330
*	Tenable Holdings Inc.	27,554	1,309
*	Sprinklr Inc. Class A	92,047	1,193
*	ACM Research Inc. Class A	100,673	1,178
	National Instruments Corp.	19,376	1,015
	Vishay Intertechnology Inc.	42,761	967
	Avnet Inc.	20,533	928
*	TTM Technologies Inc.	58,649	791
*	Upland Software Inc.	182,511	785
*	Magnachip Semiconductor Corp.	73,814	685
*	Aeva Technologies Inc.	564,552	672
*	SecureWorks Corp. Class A	76,277	654
*	PROS Holdings Inc.	23,377	640
*	OneSpan Inc.	33,591	588
	A10 Networks Inc.	35,998	558
*,1	MicroStrategy Inc. Class A	1,871	547
*	Digital Turbine Inc.	43,697	540
*	Unisys Corp.	120,547	468
*	Samsara Inc. Class A	23,429	462
*	Brightcove Inc.	86,508	385
*	CS Disco Inc.	53,053	352
*	LiveRamp Holdings Inc.	14,827	325
*	NCR Corp.	12,410	293
		Shares	Market Value• ($000)
*	LivePerson Inc.	65,391	288
	PC Connection Inc.	6,356	286
*	ON24 Inc.	32,548	285
*	ACI Worldwide Inc.	10,192	275
*	Ribbon Communications Inc.	71,681	245
*	Semtech Corp.	8,611	208
			174,525
Materials (5.7%)
	Eagle Materials Inc.	66,470	9,754
	Olin Corp.	142,021	7,882
	SunCoke Energy Inc.	811,537	7,288
	Warrior Met Coal Inc.	165,842	6,088
	AdvanSix Inc.	157,623	6,032
*	Ecovyst Inc.	415,323	4,589
	Chemours Co.	141,185	4,227
*	O-I Glass Inc.	181,817	4,129
	Tronox Holdings plc Class A	212,126	3,050
	Innospec Inc.	27,599	2,834
	Ashland Inc.	26,927	2,766
*	Ingevity Corp.	31,568	2,258
	Mercer International Inc.	189,007	1,848
	Sylvamo Corp.	32,388	1,498
	Graphic Packaging Holding Co.	55,690	1,420
	United States Steel Corp.	53,216	1,389
*	Arconic Corp.	51,364	1,347
*	LSB Industries Inc.	123,826	1,279
	Ryerson Holding Corp.	31,199	1,135
	Greif Inc. Class A	15,302	970
	Schnitzer Steel Industries Inc. Class A	31,179	970
	Alpha Metallurgical Resources Inc.	5,405	843
	Koppers Holdings Inc.	22,274	779
	Myers Industries Inc.	24,452	524
	Huntsman Corp.	17,697	484
	Hawkins Inc.	9,500	416
			75,799
Real Estate (6.0%)
	Essential Properties Realty Trust Inc.	285,713	7,100
	DiamondRock Hospitality Co.	847,934	6,894
	Apple Hospitality REIT Inc.	408,693	6,343
	Park Hotels & Resorts Inc.	466,188	5,762
	Brixmor Property Group Inc.	263,592	5,672
	Highwoods Properties Inc.	152,587	3,538
	Outfront Media Inc.	212,195	3,444
	American Assets Trust Inc.	184,841	3,436
	National Storage Affiliates Trust	79,220	3,310
	Universal Health Realty Income Trust	68,614	3,301
	EPR Properties	83,785	3,192
	Piedmont Office Realty Trust Inc. Class A	415,325	3,032
	RLJ Lodging Trust	282,663	2,996
	Brandywine Realty Trust	629,182	2,976
	Rayonier Inc.	74,873	2,490
	Xenia Hotels & Resorts Inc.	165,533	2,167
	Tanger Factory Outlet Centers Inc.	87,994	1,727
	SITE Centers Corp.	110,912	1,362
	Global Medical REIT Inc.	126,336	1,151
	Chatham Lodging Trust	106,553	1,118

Strategic Small-Cap Equity Fund
	Shares	Market Value• ($000)
Getty Realty Corp.	27,764	1,000
Armada Hoffler Properties Inc.	82,620	976
RPT Realty	97,149	924
Community Healthcare Trust Inc.	24,838	909
NexPoint Residential Trust Inc.	20,718	905
One Liberty Properties Inc.	37,488	860
Ryman Hospitality Properties Inc.	7,819	702
Summit Hotel Properties Inc.	83,664	586
Gladstone Commercial Corp.	37,771	477
Life Storage Inc.	3,460	453
Paramount Group Inc.	77,806	355
Urstadt Biddle Properties Inc. Class A	19,617	345
Alexander's Inc.	1,669	323
		79,826
Utilities (2.9%)
Otter Tail Corp.	134,055	9,688
National Fuel Gas Co.	161,598	9,331
Hawaiian Electric Industries Inc.	172,477	6,623
Portland General Electric Co.	83,396	4,077
Unitil Corp.	61,728	3,521
Black Hills Corp.	44,555	2,811
		Shares	Market Value• ($000)
	MGE Energy Inc.	22,646	1,759
	Chesapeake Utilities Corp.	11,110	1,422
			39,232
Total Common Stocks (Cost $1,255,984)			1,329,463
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2,3]	Vanguard Market Liquidity Fund, 4.839% (Cost $12,995)	129,968	12,995
Total Investments (100.5%) (Cost $1,268,979)			1,342,458
Other Assets and Liabilities—Net (-0.5%)			(6,056)
Net Assets (100%)			1,336,402
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,336,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $7,048,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	80	7,254	184

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,255,984)	1,329,463
Affiliated Issuers (Cost $12,995)	12,995
Total Investments in Securities	1,342,458
Investment in Vanguard	51
Cash Collateral Pledged—Futures Contracts	503
Receivables for Investment Securities Sold	264
Receivables for Accrued Income	1,076
Receivables for Capital Shares Issued	729
Variation Margin Receivable—Futures Contracts	134
Total Assets	1,345,215
Liabilities
Due to Custodian	264
Payables for Investment Securities Purchased	27
Collateral for Securities on Loan	7,048
Payables for Capital Shares Redeemed	1,327
Payables to Vanguard	147
Total Liabilities	8,813
Net Assets	1,336,402
1 Includes $6,336,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	1,275,757
Total Distributable Earnings (Loss)	60,645
Net Assets	1,336,402

Net Assets
Applicable to 40,891,418 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,336,402
Net Asset Value Per Share	$32.68

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends[1]	9,420
Interest[2]	144
Securities Lending—Net	40
Total Income	9,604
Expenses
The Vanguard Group—Note B
Investment Advisory Services	166
Management and Administrative	1,499
Marketing and Distribution	37
Custodian Fees	7
Shareholders’ Reports	34
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	1,749
Expenses Paid Indirectly	(3)
Net Expenses	1,746
Net Investment Income	7,858
Realized Net Gain (Loss)
Investment Securities Sold[2]	2,362
Futures Contracts	(192)
Realized Net Gain (Loss)	2,170
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	171,099
Futures Contracts	807
Change in Unrealized Appreciation (Depreciation)	171,906
Net Increase (Decrease) in Net Assets Resulting from Operations	181,934
1	Dividends are net of foreign withholding taxes of $26,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $135,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,858	18,192
Realized Net Gain (Loss)	2,170	101,876
Change in Unrealized Appreciation (Depreciation)	171,906	(351,033)
Net Increase (Decrease) in Net Assets Resulting from Operations	181,934	(230,965)
Distributions
Total Distributions	(90,442)	(277,283)
Capital Share Transactions
Issued	125,811	355,042
Issued in Lieu of Cash Distributions	79,897	246,930
Redeemed	(154,860)	(519,024)
Net Increase (Decrease) from Capital Share Transactions	50,848	82,948
Total Increase (Decrease)	142,340	(425,300)
Net Assets
Beginning of Period	1,194,062	1,619,362
End of Period	1,336,402	1,194,062

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$30.44	$43.90	$28.48	$31.41	$40.21	$36.99
Investment Operations
Net Investment Income[1]	.195	.462	.435	.392	.393	.373
Net Realized and Unrealized Gain (Loss) on Investments	4.397	(6.143)	15.424	(1.955)	(5.888)	5.294
Total from Investment Operations	4.592	(5.681)	15.859	(1.563)	(5.495)	5.667
Distributions
Dividends from Net Investment Income	(.366)	(.507)	(.439)	(.393)	(.378)	(.394)
Distributions from Realized Capital Gains	(1.986)	(7.272)	—	(.974)	(2.927)	(2.053)
Total Distributions	(2.352)	(7.779)	(.439)	(1.367)	(3.305)	(2.447)
Net Asset Value, End of Period	$32.68	$30.44	$43.90	$28.48	$31.41	$40.21
Total Return[2]	15.38%	-16.24%	56.05%	-5.55%	-12.91%	16.13%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,336	$1,194	$1,619	$1,029	$1,395	$1,917
Ratio of Total Expenses to Average Net Assets	0.26%[3]	0.26%	0.26%	0.26%	0.26%	0.29%
Ratio of Net Investment Income to Average Net Assets	1.22%	1.24%	1.08%	1.35%	1.22%	0.99%
Portfolio Turnover Rate	29%	72%	76%	66%	67%	88%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations,

Strategic Small-Cap Equity Fund
which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and

Strategic Small-Cap Equity Fund
borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $51,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Strategic Small-Cap Equity Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,328,914	549	—	1,329,463
Temporary Cash Investments	12,995	—	—	12,995
Total	1,341,909	549	—	1,342,458
Derivative Financial Instruments
Assets
Futures Contracts[1]	184	—	—	184
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,269,522
Gross Unrealized Appreciation	212,469
Gross Unrealized Depreciation	(139,349)
Net Unrealized Appreciation (Depreciation)	73,120
F.	During the six months ended March 31, 2023, the fund purchased $393,423,000 of investment securities and sold $424,287,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $0 and sales were $6,153,000, resulting in net realized loss of $2,276,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Strategic Small-Cap Equity Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	3,756	9,044
Issued in Lieu of Cash Distributions	2,537	6,602
Redeemed	(4,634)	(13,298)
Net Increase (Decrease) in Shares Outstanding	1,659	2,348
H.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Small-Cap Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q6152 052023

Semiannual Report  |  March 31, 2023
Vanguard International Core Stock Fund

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,206.50	$2.64
Admiral™ Shares	1,000.00	1,207.70	2.09
Based on Hypothetical 5% Yearly Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,022.54	$2.42
Admiral Shares	1,000.00	1,023.04	1.92
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.48% for Investor Shares and 0.38% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

International Core Stock Fund
Fund Allocation
As of March 31, 2023

United Kingdom	13.1%
Japan	12.8
China	11.5
France	8.9
Germany	4.7
Netherlands	4.5
Canada	4.4
Taiwan	4.0
Switzerland	3.8
India	3.4
Italy	3.1
Australia	3.1
South Korea	3.0
Hong Kong	2.2
Brazil	1.7
Thailand	1.7
Sweden	1.5
Singapore	1.4
Mexico	1.3
Denmark	1.2
Finland	1.1
Spain	1.0
Other	6.6
The table reflects the fund’s investments, except for short-term investments.
3

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.4%)
Australia (3.0%)
	BHP Group Ltd.	480,302	15,257
	ANZ Group Holdings Ltd.	626,688	9,657
	Woodside Energy Group Ltd.	325,451	7,271
			32,185
Austria (0.8%)
*,1	BAWAG Group AG	184,217	8,947
Brazil (1.7%)
	Telefonica Brasil SA	999,300	7,622
*	MercadoLibre Inc.	4,365	5,753
	BB Seguridade Participacoes SA	783,400	5,025
			18,400
Canada (4.3%)
	Barrick Gold Corp.	772,096	14,333
	Intact Financial Corp.	76,246	10,912
	Cenovus Energy Inc.	539,950	9,421
	Nutrien Ltd.	109,287	8,071
	Enerplus Corp.	240,753	3,470
			46,207
China (11.3%)
	Tencent Holdings Ltd.	551,700	26,961
*	Alibaba Group Holding Ltd.	1,370,900	17,363
*	Trip.com Group Ltd.	325,600	12,266
	Tsingtao Brewery Co. Ltd. Class A	669,957	11,757
	NetEase Inc.	597,800	10,553
	China Pacific Insurance Group Co. Ltd. Class H	3,921,000	10,395
	China Tourism Group Duty Free Corp. Ltd. Class A	313,728	8,378
	ENN Energy Holdings Ltd.	578,400	7,920
	China Longyuan Power Group Corp. Ltd. Class H	6,881,000	7,850
		Shares	Market Value• ($000)
	YTO Express Group Co. Ltd. Class A	2,869,768	7,643
*,1	Meituan Class B	43,700	793
			121,879
Denmark (1.2%)
*	Genmab A/S	34,072	12,879
Finland (1.1%)
	Nokia OYJ	2,449,255	12,023
France (8.8%)
	Engie SA	1,190,088	18,833
	Vinci SA	123,704	14,182
*	Renault SA	322,442	13,141
	Airbus SE	98,145	13,109
	AXA SA	423,117	12,913
	Pernod Ricard SA	55,975	12,674
	Bureau Veritas SA	318,630	9,155
	Credit Agricole SA	3,729	42
			94,049
Germany (4.6%)
	Siemens AG (Registered)	109,399	17,723
	Wacker Chemie AG	73,005	11,864
*	Commerzbank AG	1,037,165	10,920
	RWE AG	218,680	9,409
			49,916
Hong Kong (2.2%)
	AIA Group Ltd.	1,492,400	15,651
	CK Asset Holdings Ltd.	1,302,500	7,897
			23,548
India (3.4%)
	Axis Bank Ltd.	1,305,344	13,676
	Larsen & Toubro Ltd.	392,983	10,373
	Mahindra & Mahindra Ltd.	480,301	6,787
	Bajaj Auto Ltd.	114,697	5,426
			36,262
Indonesia (0.7%)
	Bank Negara Indonesia Persero Tbk. PT	11,441,640	7,160
4

International Core Stock Fund
		Shares	Market Value• ($000)
Ireland (0.8%)
	Smurfit Kappa Group plc	249,365	9,045
Italy (3.1%)
	CNH Industrial NV	921,727	14,104
	UniCredit SpA	624,546	11,771
	FinecoBank Banca Fineco SpA	459,031	7,033
			32,908
Japan (12.5%)
	Mitsubishi UFJ Financial Group Inc.	2,845,800	18,238
	Sony Group Corp.	149,600	13,626
	Nippon Telegraph & Telephone Corp.	451,600	13,495
	ITOCHU Corp.	391,600	12,753
	Fujitsu Ltd.	83,000	11,216
	Tokio Marine Holdings Inc.	535,100	10,298
	Yamaha Motor Co. Ltd.	344,300	9,011
	Ono Pharmaceutical Co. Ltd.	403,500	8,408
	Bandai Namco Holdings Inc.	389,400	8,395
	Daiichi Sankyo Co. Ltd.	223,800	8,164
	Panasonic Holdings Corp.	821,700	7,352
	Isuzu Motors Ltd.	580,800	6,941
	Mitsui Fudosan Co. Ltd.	363,400	6,826
			134,723
Mexico (1.3%)
	Wal-Mart de Mexico SAB de CV	3,378,900	13,506
Netherlands (4.4%)
	ASML Holding NV	26,883	18,319
*	AerCap Holdings NV	189,995	10,684
	Coca-Cola Europacific Partners plc	179,344	10,615
	Koninklijke Ahold Delhaize NV	215,897	7,376
			46,994
Norway (0.9%)
	Equinor ASA	346,540	9,852
Other (2.4%)
[2]	Vanguard FTSE Developed Markets ETF	562,798	25,422
Philippines (0.8%)
	BDO Unibank Inc.	3,557,180	8,436
Russia (0.0%)
*,3	Magnit PJSC	31,141	—
Singapore (1.4%)
	DBS Group Holdings Ltd.	609,200	15,146
		Shares	Market Value• ($000)
South Korea (3.0%)
	Samsung Electronics Co. Ltd.	483,090	23,889
	SK Telecom Co. Ltd.	211,701	7,855
			31,744
Spain (1.0%)
	Industria de Diseno Textil SA	326,181	10,958
Sweden (1.5%)
	Volvo AB Class B	790,103	16,281
Switzerland (3.7%)
	Novartis AG (Registered)	231,920	21,295
	Cie Financiere Richemont SA (Registered) Class A	117,303	18,810
			40,105
Taiwan (4.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	1,714,000	30,037
	Hon Hai Precision Industry Co. Ltd.	3,637,309	12,451
			42,488
Thailand (1.6%)
	Kasikornbank PCL (Foreign)	2,323,200	9,012
	Bangkok Dusit Medical Services PCL (Foreign)	9,793,800	8,455
			17,467
United Kingdom (12.9%)
	Shell plc	836,747	23,846
	AstraZeneca plc	146,541	20,304
	BAE Systems plc	1,433,159	17,336
	Compass Group plc	589,500	14,815
	Anglo American plc	402,300	13,381
	Glencore plc	2,020,789	11,628
	Standard Chartered plc	1,525,129	11,559
	WPP plc	890,407	10,579
	Haleon plc	2,510,021	9,971
*	Wise plc Class A	751,069	5,042
			138,461
Total Common Stocks (Cost $1,009,067)			1,056,991

5

International Core Stock Fund
	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4] Vanguard Market Liquidity Fund, 4.839% (Cost $5,352)	53,535	5,353
Total Investments (98.9%) (Cost $1,014,419)		1,062,344
Other Assets and Liabilities—Net (1.1%)		11,821
Net Assets (100%)		1,074,165
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $9,740,000, representing 0.9% of net assets.
2	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
6

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $984,704)	1,031,569
Affiliated Issuers (Cost $29,715)	30,775
Total Investments in Securities	1,062,344
Investment in Vanguard	37
Cash	138
Foreign Currency, at Value (Cost $914)	915
Receivables for Investment Securities Sold	10,796
Receivables for Accrued Income	4,791
Receivables for Capital Shares Issued	2,961
Total Assets	1,081,982
Liabilities
Payables for Investment Securities Purchased	6,337
Payables for Capital Shares Redeemed	479
Payables to Investment Advisor	519
Payables to Vanguard	92
Deferred Foreign Capital Gains Taxes	390
Total Liabilities	7,817
Net Assets	1,074,165
At March 31, 2023, net assets consisted of:

Paid-in Capital	1,066,194
Total Distributable Earnings (Loss)	7,971
Net Assets	1,074,165

Investor Shares—Net Assets
Applicable to 7,197,021 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	81,555
Net Asset Value Per Share—Investor Shares	$11.33

Admiral Shares—Net Assets
Applicable to 43,782,662 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	992,610
Net Asset Value Per Share—Admiral Shares	$22.67
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	8,956
Dividends—Affiliated Issuers	335
Non-Cash Dividends	1,056
Interest—Unaffiliated Issuers	—
Interest—Affiliated Issuers	244
Securities Lending—Net	4
Total Income	10,595
Expenses
Investment Advisory Fees—Note B
Basic Fee	803
Performance Adjustment	133
The Vanguard Group—Note C
Management and Administrative—Investor Shares	84
Management and Administrative—Admiral Shares	617
Marketing and Distribution—Investor Shares	3
Marketing and Distribution—Admiral Shares	22
Custodian Fees	39
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	12
Trustees’ Fees and Expenses	—
Other Expenses	6
Total Expenses	1,727
Net Investment Income	8,868
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers[2]	(13,833)
Investment Securities Sold—Affiliated Issuers	(326)
Foreign Currencies	148
Realized Net Gain (Loss)	(14,011)
8

International Core Stock Fund
Statement of Operations (continued)
Six Months Ended March 31, 2023
($000)
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	152,117
Investment Securities—Affiliated Issuers	3,948
Foreign Currencies	62
Change in Unrealized Appreciation (Depreciation)	156,127
Net Increase (Decrease) in Net Assets Resulting from Operations	150,984
1	Dividends are net of foreign withholding taxes of $955,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $53,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $200,000.
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,868	18,178
Realized Net Gain (Loss)	(14,011)	(28,253)
Change in Unrealized Appreciation (Depreciation)	156,127	(142,159)
Net Increase (Decrease) in Net Assets Resulting from Operations	150,984	(152,234)
Distributions
Investor Shares	(1,381)	(3,031)
Admiral Shares	(16,186)	(20,529)
Total Distributions	(17,567)	(23,560)
Capital Share Transactions
Investor Shares	10,631	8,218
Admiral Shares	245,670	315,299
Net Increase (Decrease) from Capital Share Transactions	256,301	323,517
Total Increase (Decrease)	389,718	147,723
Net Assets
Beginning of Period	684,447	536,724
End of Period	1,074,165	684,447
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,		October 1, 2019[1] to September 30, 2020
		2022	2021
Net Asset Value, Beginning of Period	$9.58	$12.50	$9.91	$10.00
Investment Operations
Net Investment Income[2]	.101	.329	.307	.190
Net Realized and Unrealized Gain (Loss) on Investments	1.864	(2.723)	2.490	(.269)
Total from Investment Operations	1.965	(2.394)	2.797	(.079)
Distributions
Dividends from Net Investment Income	(.215)	(.336)	(.207)	(.011)
Distributions from Realized Capital Gains	—	(.190)	—	—
Total Distributions	(.215)	(.526)	(.207)	(.011)
Net Asset Value, End of Period	$11.33	$9.58	$12.50	$9.91
Total Return[3]	20.65%	-20.00%	28.44%	-0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$82	$60	$70	$39
Ratio of Total Expenses to Average Net Assets[4]	0.48%	0.48%[5]	0.45%	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	1.85%	2.84%	2.53%	2.04%[6]
Portfolio Turnover Rate	38%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48% and 0.45%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
11

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,		October 1, 2019[1] to September 30, 2020
		2022	2021
Net Asset Value, Beginning of Period	$19.17	$25.02	$19.85	$20.00
Investment Operations
Net Investment Income[2]	.218	.671	.684	.401
Net Realized and Unrealized Gain (Loss) on Investments	3.735	(5.446)	4.921	(.527)
Total from Investment Operations	3.953	(4.775)	5.605	(.126)
Distributions
Dividends from Net Investment Income	(.453)	(.695)	(.435)	(.024)
Distributions from Realized Capital Gains	—	(.380)	—	—
Total Distributions	(.453)	(1.075)	(.435)	(.024)
Net Asset Value, End of Period	$22.67	$19.17	$25.02	$19.85
Total Return[3]	20.77%	-19.95%	28.47%	-0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$993	$625	$466	$149
Ratio of Total Expenses to Average Net Assets[4]	0.38%	0.38%[5]	0.35%	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.01%	2.93%	2.78%	2.15%[6]
Portfolio Turnover Rate	38%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38% and 0.35%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
12

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of U.S. corporations. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia's invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund's investments and fund performance.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
13

International Core Stock Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
14

International Core Stock Fund
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund’s understanding of the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA for the preceding three years. For the six months ended March 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets, before a net increase of $133,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $37,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
15

International Core Stock Fund
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	78,113	—	—	78,113
Common Stocks—Other	46,720	932,158	—	978,878
Temporary Cash Investments	5,353	—	—	5,353
Total	130,186	932,158	—	1,062,344
E.  As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,019,719
Gross Unrealized Appreciation	94,730
Gross Unrealized Depreciation	(52,105)
Net Unrealized Appreciation (Depreciation)	42,625
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2022, the fund had available capital losses totaling $28,351,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2023, the fund purchased $577,290,000 of investment securities and sold $335,538,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $0 and sales were $1,246,000, resulting in net realized loss of $22,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
16

International Core Stock Fund
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	22,140	2,015	41,467	3,472
Issued in Lieu of Cash Distributions	1,167	109	2,587	216
Redeemed	(12,676)	(1,157)	(35,836)	(3,086)
Net Increase (Decrease)—Investor Shares	10,631	967	8,218	602
Admiral Shares
Issued	300,987	13,750	460,904	20,399
Issued in Lieu of Cash Distributions	13,521	633	17,527	730
Redeemed	(68,838)	(3,193)	(163,132)	(7,175)
Net Increase (Decrease)—Admiral Shares	245,670	11,190	315,299	13,954
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2022 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2023 Market Value ($000)
Vanguard FTSE Developed Markets ETF	23,501	73,800	75,501	(325)	3,947	335	—	25,422
Vanguard Market Liquidity Fund	8,783	NA1	NA1	(1)	1	244	—	5,353
Total	32,284	73,800	75,501	(326)	3,948	579	—	30,775
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard International Core Stock Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Rather than relying on one style or valuation framework, Wellington Management seeks to construct an international portfolio that takes advantage of multiple alpha-generation techniques, which in its view increases its odds of success over time. Wellington Management employs a multidisciplinary investment approach that systematically draws investment ideas from its quantitative research teams, macroeconomic research, global industry analyst research, positions held by its investment boutique teams, and ESG research that emphasizes positive governance practices. This multidisciplinary approach yields an opportunity set of 100 to 150 companies, of which the team will make selections based on its assessment of each company’s management teams, capital allocation, and competitive advantages. The team then seeks to create a portfolio that prioritizes stock specific alpha potential, limiting the portfolio’s style, factor, region, and industry risk exposure. Wellington Management has managed the fund since its inception.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
18

Investment performance
The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Core Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q24042 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD horizon FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD horizon FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD horizon FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.